Portfolio Manager's Letter
First Investors Multi-State Insured Tax Free Fund
Arizona, California, Colorado, Michigan, Minnesota,
Missouri, Ohio and Oregon Series

Dear Investor:

1995 was a very good year for investors in the U.S. financial markets. The broad stock market averages repeatedly closed at record highs, and bond prices surged as long-term interest rates fell almost two percent. Several general factors contributed to this strong performance. First, the U.S. economy grew at a moderate pace throughout the year. Second, the rate of inflation declined, reaching its lowest level since the 1960s. Third, the Federal Reserve began lowering short-term interest rates during the second half of the year. Finally, during the fourth quarter, Congress and the President appeared close to reaching an agreement to eliminate the Federal budget deficit over the next seven years.

The substantial decline in long-term interest rates during 1995 provided municipal bond investors with historically high total returns. These returns were achieved despite investor concern about tax reform; Orange County, California's bankruptcy; and new issue supply which reached $156 billion due to a large number of refunding deals in the fourth quarter.

During 1995 the eight series of the First Investors Multi-State Insured Tax Free Fund included in this report had the following returns on a net asset value basis on Class A and Class B shares (first offered for sale on January 12, 1995), respectively: Arizona 18.4% and 16.2%, California 18.2% and 15.9%, Colorado 18.3% and 16.2%, Michigan 17.5% and 15.6%,
Minnesota 15.7% and 14.1%, Missouri 18.6% and 16.4%, Ohio 17.3% and 15.3%, and Oregon 18.0% and 16.0%.

With the exception of the California Series, the total returns on the Class A shares of the eight Series exceeded the average return of their respective mutual fund peer group according to Lipper Analytical Services, Inc. The generally good relative performance of the Series is attributable to a continuous focus on improving call protection over the past two years. By purchasing noncallable bonds and extending call protection, the Series were able to maintain relatively long durations, a measurement of sensitivity to interest rates, throughout the bond market's rally. This increased the Series' total return and locked in relatively high yields. The California Series' short duration resulted in less capital appreciation. The Multi-State Series generally remained fully invested throughout the year to maximize current income.

Looking forward, the uncertainty of potential tax reform during the next two years remains the main hurdle facing the tax exempt bond market. This uncertainty continues to keep municipal bonds historically cheap to taxable bonds. As investors recognize that major tax reform is unlikely, municipal bonds are likely to outperform taxable bonds. Thus, we continue to believe that municipal bonds represent an attractive opportunity for long-term investors.

As always we appreciate the opportunity to serve your investment needs.

Sincerely,

Clark D. Wagner
Chief Investment Officer
  and Portfolio Manager

January 31, 1996


Cumulative Performance Information
First Investors Multi-State Insured Tax Free Fund - ARIZONA SERIES

Comparison of change in value of $10,000 investment in the First
Investors Multi-State Insured Tax Free Fund -- Arizona Series (Class A shares) and the Lehman Brothers Municipal Bond Index.

As of December 31, 1995

[worm chart omitted; the following figures were used to create this chart]

The following table is the source data for the line chart which appears at this point in the printed document. This table is not part of the original printed document and is shown for reference only. The same is also true for this descriptive paragraph.


                    ARIZONA             LEHMAN
APR 1990             9,375              10,000
DEC 1990             9,337              10,246
DEC 1991            10,241              11,490
DEC 1992            11,345              12,503
DEC 1993            13,033              14,038
DEC 1994            12,298              13,313
DEC 1995            14,562              15,636

**BOXED INFORMATION INSIDE GRAPH

                                         Average Annual Total Return*
Class A shares       N.A.V. Only    S.E.C. Standardized
  One Year             18.4%                  11.0%
  Five Years            9.3%                   7.9%
  Since Inception       8.9%                   7.5%
  S.E.C. 30-Day Yield                4.5%
Class B shares
  Since Inception      16.2%                  11.6%
  S.E.C. 30-Day Yield                4.0%

The graph compares a $10,000 investment made in the First
Investors Multi-State Insured Tax Free Fund -- Arizona Series (Class A shares) on 11/1/90 (inception date) with a theoretical investment in the Lehman Brothers Municipal Bond Index. It is not possible to invest directly in this Index. In addition, the Index does not take into account fees or cost of insurance of bonds held by an insured tax-exempt bond fund. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Series and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown above based on differences in sales loads and fees paid by shareholders investing in the different classes.

The Lehman Brothers Municipal Bond Index is a total return performance benchmark for the long-term investment grade tax exempt bond market. Returns and attributes for the Index are calculated semi-monthly using approximately 21,000 municipal bonds which are priced by Muller Data Corp.

*Average Annual Total Return figures (for the period ended 12/31/95) include the reinvestment of all dividends and distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 6.25% (prior to 7/1/93, the maximum sales charge was 6.9%). Some or all of the expenses of the Series were waived or assumed. If such expenses had been paid by the Series, the Class A shares S.E.C. Standardized Average Annual Total Return for One Year, Five Years and Since Inception would have been 10.3%, 6.8% and 6.5%, respectively and the S.E.C. 30-Day Yield for December 1995 would have been 3.9%. The returns for Class B shares (first offered for sale on 1/12/95) are for the period 1/12/95 through 12/31/95. The Class B "S.E.C. Standardized" return is adjusted for the applicable deferred sales charge (maximum of 4% in the first year). Results represent past performance and do not indicate future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Lehman Brothers Municipal Bond Index figures from Lehman Brothers Inc. and all other figures from First Investors Management Company, Inc.


Cumulative Performance Information
First Investors Multi-State Insured Tax Free Fund - CALIFORNIA SERIES

Comparison of change in value of $10,000 investment in the First
Investors Multi-State Insured Tax Free Fund -- California Series (Class A shares) and the Lehman Brothers Municipal Bond Index.

As of December 31, 1995

[worm chart omitted; the following figures were used to create this chart]

                     CALIF.             LEHMAN
FEB 1987             9,375              10,000
DEC 1987             8,758               9,805
DEC 1988             9,891              10,800
DEC 1989            10,891              11,965
DEC 1990            11,669              12,838
DEC 1991            12,982              14,397
DEC 1992            14,236              15,666
DEC 1993            16,117              17,589
DEC 1994            15,134              16,680
DEC 1995            17,883              19,591

**BOXED INFORMATION INSIDE GRAPH

                                       Average Annual Total Return*
Class A shares     N.A.V. Only    S.E.C. Standardized
  One Year              18.2%             10.8%
  Five Years             9.0%              7.6%
  Since Inception        7.6%              6.8%
  S.E.C. 30-Day Yield             4.4%
Class B shares
  Since Inception       15.9%             11.3%
  S.E.C. 30-Day Yield             3.9%

The graph compares a $10,000 investment made in the First
Investors Multi-State Insured Tax Free Fund -- California Series (Class A shares) on 2/23/87 (inception date) with a theoretical investment in the Lehman Brothers Municipal Bond Index. It is not possible to invest directly in this Index. In addition, the Index does not take into account fees or cost of insurance of bonds held by an insured tax-exempt bond fund. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the intial $10,000 investment in the Series and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown above based on differences in sales loads and fees paid by shareholders investing in the different classes.

The Lehman Brothers Municipal Bond Index is a total return performance benchmark for the long-term investment grade tax exempt bond market. Returns and attributes for the Index are calculated semi-monthly using approximately 21,000 municipal bonds which are priced by Muller Data Corp.

*Average Annual Total Return figures (for the period ended 12/31/95) include the reinvestment of all dividends and distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 6.25% (prior to 7/1/93 and 12/29/89, the maximum sales charges were 6.9% and 7.25%, respectively). Some or all of the expenses of the Series were waived or assumed. If such expenses had been paid by the Series, the Class A shares S.E.C. Standardized Average Annual Total Return for One Year, Five Years and Since Inception would have been 10.4%, 7.1% and 6.1%, respectively and the S.E.C. 30-Day Yield for December 1995 would have been 4.1%. The returns for Class B shares (first offered for sale on 1/12/95) are for the period 1/12/95 through 12/31/95. The Class B "S.E.C. Standardized" return is adjusted for the applicable deferred sales charge (maximum of 4% in the first year). Results represent past performance and do not indicate future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Lehman Brothers Municipal Bond Index figures from Lehman Brothers Inc. and all other figures from First Investors Management Company, Inc.


Cumulative Performance Information
First Investors Multi-State Insured Tax Free Fund - COLORADO SERIES

Comparison of change in value of $10,000 investment in the First
Investors Multi-State Insured Tax Free Fund -- Colorado Series (Class A shares) and the Lehman Brothers Municipal Bond Index.

As of December 31, 1995

[worm chart omitted; the following figures were used to create this chart]

                    COLO.               LEHMAN
MAY 1992            9,375               10,000
DEC 1992            10,015              10,753
DEC 1993            11,432              12,073
DEC 1994            10,773              11,449
DEC 1995            12,739              13,447

**BOXED INFORMATION INSIDE GRAPH

                                             Average Annual Total Return*
Class A shares           N.A.V. Only    S.E.C.  Standardized
  One Year                 18.3%                  10.9%
  Since Inception           8.7%                   6.8%
  S.E.C. 30-Day Yield                   4.8%
Class B shares
  Since Inception          16.2%                  11.6%
  S.E.C. 30-Day Yield                   4.3%

The graph compares a $10,000 investment made in the First
Investors Multi-State Insured Tax Free Fund -- Colorado Series (Class A shares) on 5/4/92 (inception date) with a theoretical investment in the Lehman Brothers Municipal Bond Index. It is not possible to invest directly in this Index. In addition, the Index does not take into account fees or cost of insurance of bonds held by an insured tax-exempt bond fund. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Series and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown above based on differences in sales loads and fees paid by shareholders investing in the different classes.

The Lehman Brothers Municipal Bond Index is a total return performance benchmark for the long-term investment grade tax exempt bond market. Returns and attributes for the Index are calculated semi-monthly using approximately 21,000 municipal bonds which are priced by Muller Data Corp.

*Average Annual Total Return figures (for the period ended 12/31/95) include the reinvestment of all dividends and distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 6.25% (prior to 7/1/93, the maximum sales charge was 6.9%). Some or all of the expenses of the Series were waived or assumed. If such expenses had been paid by the Series, the Class A shares S.E.C. Standardized Average Annual Total Return for One Year and Since Inception would have been 9.7% and 5.6%, respectively and the S.E.C. 30-Day Yield for December 1995 would have been 4.0%. The returns for Class B shares (first offered for sale on 1/12/95) are for the period 1/12/95 through 12/31/95. The Class B "S.E.C. Standardized" return is adjusted for the applicable deferred sales charge (maximum of 4% in the first year). Results represent past performance and do not indicate future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Lehman Brothers Municipal Bond Index figures from Lehman Brothers Inc. and all other figures from First Investors Management Company, Inc.


Cumulative Performance Information
First Investors Multi-State Insured Tax Free Fund - MICHIGAN SERIES

Comparison of change in value of $10,000 investment in the First
Investors Multi-State Insured Tax Free Fund -- Michigan Series (Class A shares) and the Lehman Brothers Municipal Bond Index.

As of December 31, 1995

[worm chart omitted; the following figures were used to create this chart]

                    MICHIGAN            LEHMAN
JAN 1987             9,375              10,000
DEC 1987             8,933              10,150
DEC 1988            10,153              11,180
DEC 1989            11,268              12,386
DEC 1990            12,049              13,289
DEC 1991            13,402              14,903
DEC 1992            14,821              16,217
DEC 1993            16,969              18,207
DEC 1994            15,890              17,266
DEC 1995            18,666              20,279

**BOXED INFORMATION INSIDE GRAPH

                                             Average Annual Total Return*
Class A shares         N.A.V. Only   S.E.C.    Standardized
  One Year               17.5%                   10.2%
  Five Years              9.2%                    7.8%
  Since Inception         8.0%                    7.2%
  S.E.C. 30-Day Yield                 4.6%
Class B shares
  Since Inception        15.6%                   10.9%
  S.E.C. 30-Day Yield                 4.2%

The graph compares a $10,000 investment made in the First
Investors Multi-State Insured Tax Free Fund -- Michigan Series (Class A shares) on 1/1/87 (inception date) with a theoretical investment in the Lehman Brothers Municipal Bond Index. It is not possible to invest directly in this Index. In addition, the Index does not take into account fees or cost of insurance of bonds held by an insured tax-exempt bond fund. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the intial $10,000 investment in the Series and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown above based on differences in sales loads and fees paid by shareholders investing in the different classes.

The Lehman Brothers Municipal Bond Index is a total return performance benchmark for the long-term investment grade tax exempt bond market. Returns and attributes for the Index are calculated semi-monthly using approximately 21,000 municipal bonds which are priced by Muller Data Corp.

*Average Annual Total Return figures (for the period ended 12/31/95) include the reinvestment of all dividends and distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 6.25% (prior to 7/1/93 and 12/29/89, the maximum sales charges were 6.9% and 7.25%, respectively). Some or all of the expenses of the Series were waived or assumed. If such expenses had been paid by the Series, the Class A shares S.E.C. Standardized Average Annual Total Return for One Year, Five Years and Since Inception would have been 9.8%, 7.2% and 6.5%, respectively and the S.E.C. 30-Day Yield for December 1995 would have been 4.3%. The returns for Class B shares (first offered for sale on 1/12/95) are for the period 1/12/95 through 12/31/95. The Class B "S.E.C. Standardized" return is adjusted for the applicable deferred sales charge (maximum of 4% in the first year). Results represent past performance and do not indicate future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Lehman Brothers Municipal Bond Index figures from Lehman Brothers Inc. and all other figures from First Investors Management Company, Inc.


Cumulative Performance Information
First Investors Multi-State Insured Tax Free Fund - MINNESOTA SERIES

Comparison of change in value of $10,000 investment in the First
Investors Multi-State Insured Tax Free Fund -- Minnesota Series (Class A shares) and the Lehman Brothers Municipal Bond Index.

As of December 31, 1995

[worm chart omitted; the following figures were used to create this chart]

               MINNESOTA           LEHMAN
JAN 1987        9,375              10,000
DEC 1987        8,887              10,150
DEC 1988        9,897              11,180
DEC 1989       10,861              12,836
DEC 1990       11,623              13,289
DEC 1991       12,876              14,903
DEC 1992       14,072              16,217
DEC 1993       15,662              18,207
DEC 1994       14,733              17,266
DEC 1995       17,043              20,279

**BOXED INFORMATION INSIDE GRAPH

                                            Average Annual Total Return*
Class A shares            N.A.V. Only  S.E.C. Standardized
  One Year                   15.7%               8.4%
  Five Years                  8.0%               6.6%
  Since Inception             6.9%               6.1%
  S.E.C. 30-Day Yield                   4.8%
Class B shares
  Since Inception            14.1%               9.6%
  S.E.C. 30-Day Yield                   4.3%

The graph compares a $10,000 investment made in the First
Investors Multi-State Insured Tax Free Fund -- Minnesota Series (Class A shares) on 1/1/87 (inception date) with a theoretical investment in the Lehman Brothers Municipal Bond Index. It is not possible to invest directly in this Index. In addition, the Index does not take into account fees or cost of insurance of bonds held by an insured tax-exempt bond fund. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Series and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown above based on differences in sales loads and fees paid by shareholders investing in the different classes.

The Lehman Brothers Municipal Bond Index is a total return performance benchmark for the long-term investment grade tax exempt bond market. Returns and attributes for the Index are calculated semi-monthly using approximately 21,000 municipal bonds which are priced by Muller Data Corp.

*Average Annual Total Return figures (for the period ended 12/31/95) include the reinvestment of all dividends and distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 6.25% (prior to 7/1/93 and 12/29/89, the maximum sales charges were 6.9% and 7.25%, respectively). Some or all of the expenses of the Series were waived or assumed. If such expenses had been paid by the Series, the Class A shares S.E.C. Standardized Average Annual Total Return for One Year, Five Years and Since Inception would have been 7.8%, 5.8% and 5.2%, respectively and the S.E.C. 30-Day Yield for December 1995 would have been 4.2%. The returns for Class B shares (first offered for sale on 1/12/95) are for the period 1/12/95 through 12/31/95. The Class B "S.E.C. Standardized" return is adjusted for the applicable deferred sales charge (maximum of 4% in the first year). Results represent past performance and do not indicate future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Lehman Brothers Municipal Bond Index figures from Lehman Brothers Inc. and all other figures from First Investors Management Company, Inc.


Cumulative Performance Information
First Investors Multi-State Insured Tax Free Fund - MISSOURI SERIES

Comparison of change in value of $10,000 investment in the First
Investors Multi-State Insured Tax Free Fund -- Missouri Series (Class A shares) and the Lehman Brothers Municipal Bond Index.

As of December 31, 1995

[worm chart omitted; the following figures were used to create this chart]

               MISSOURI            LEHMAN
MAY 1992        9,375              10,000
DEC 1992        9,917              10,753
DEC 1993       11,326              12,073
DEC 1994       10,624              11,449
DEC 1995       12,594              13,447

**BOXED INFORMATION INSIDE GRAPH

                                    Average Annual Total Return*
Class A shares   N.A.V. Only    S.E.C. Standardized
  One Year            18.6%                11.2%
  Since Inception      8.4%                 6.5%
  S.E.C. 30-Day Yield           4.9%
Class B shares
  Since Inception     16.4%                11.7%
  S.E.C. 30-Day Yield           4.7%

The graph compares a $10,000 investment made in the First
Investors Multi-State Insured Tax Free Fund -- Missouri Series (Class A shares) on 5/4/92 (inception date) with a theoretical investment in the Lehman Brothers Municipal Bond Index. It is not possible to invest directly in this Index. In addition, the Index does not take into account fees or cost of insurance of bonds held by an insured tax-exempt bond fund. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Series and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown above based on differences in sales loads and fees paid by shareholders investing in the different classes.

The Lehman Brothers Municipal Bond Index is a total return performance benchmark for the long-term investment grade tax exempt bond market. Returns and attributes for the Index are calculated semi-monthly using approximately 21,000 municipal bonds which are priced by Muller Data Corp.

*Average Annual Total Return figures (for the period ended 12/31/95) include the reinvestment of all dividends and distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 6.25% (prior to 7/1/93, the maximum sales charge was 6.9%). Some or all of the expenses of the Series were waived or assumed. If such expenses had been paid by the Series, the Class A shares S.E.C. Standardized Average Annual Total Return for One Year and Since Inception would have been 9.8% and 4.6%, respectively and the S.E.C. 30-Day Yield for December 1995 would have been 4.1%. The returns for Class B shares (first offered for sale on 1/12/95) are for the period 1/12/95 through 12/31/95. The Class B "S.E.C. Standardized" return is adjusted for the applicable deferred sales charge (maximum of 4% in the first year). Results represent past performance and do not indicate future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Lehman Brothers Municipal Bond Index figures from Lehman Brothers Inc. and all other figures from First Investors Management Company, Inc.


Cumulative Performance Information
First Investors Multi-State Insured Tax Free Fund - OHIO SERIES

Comparison of change in value of $10,000 investment in the First
Investors Multi-State Insured Tax Free Fund -- Ohio Series (Class A shares) and the Lehman Brothers Municipal Bond Index.

As of December 31, 1995

[worm chart omitted; the following figures were used to create this chart]

                    OHIO           LEHMAN
JAN 1987             9,375         10,000
DEC 1987             8,893         10,150
DEC 1988            10,152         11,180
DEC 1989            11,269         12,386
DEC 1990            12,097         13,289
DEC 1991            13,464         14,903
DEC 1992            14,808         16,217
DEC 1993            16,751         18,207
DEC 1994            15,761         17,266
DEC 1995            18,495         20,279

**BOXED INFORMATION INSIDE GRAPH

                                          Average Annual Total Return*
Class A shares      N.A.V. Only      S.E.C. Standardized
  One Year             17.3%                   10.0%
  Five Years            8.9%                    7.5%
  Since Inception       7.9%                    7.1%
  S.E.C. 30-Day Yield                 4.7%
Class B shares
  Since Inception      15.3%                   10.6%
  S.E.C. 30-Day Yield                 4.2%

The graph compares a $10,000 investment made in the First
Investors Multi-State Insured Tax Free Fund -- Ohio Series (Class A shares) on 1/1/87 (inception date) with a theoretical investment in the Lehman Brothers Municipal Bond Index. It is not possible to invest directly in this Index. In addition, the Index does not take into account fees or cost of insurance of bonds held by an insured tax-exempt bond fund. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Series and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown above based on differences in sales loads and fees paid by shareholders investing in the different classes.

The Lehman Brothers Municipal Bond Index is a total return performance benchmark for the long-term investment grade tax exempt bond market. Returns and attributes for the Index are calculated semi-monthly using approximately 21,000 municipal bonds which are priced by Muller Data Corp.

*Average Annual Total Return figures (for the period ended 12/31/95) include the reinvestment of all dividends and distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 6.25% (prior to 7/1/93 and 12/29/89, the maximum sales charges were 6.9% and 7.25%, respectively). Some or all of the expenses of the Series were waived or assumed. If such expenses had been paid by the Series, the Class A shares S.E.C. Standardized Average Annual Total Return for One Year, Five Years and Since Inception would have been 9.5%, 7.0% and 6.4%, respectively and the S.E.C. 30-Day Yield for December 1995 would have been 4.3%. The returns for Class B shares (first offered for sale on 1/12/95) are for the period 1/12/95 through 12/31/95. The Class B "S.E.C. Standardized" return is adjusted for the applicable deferred sales charge (maximum of 4% in the first year). Results represent past performance and do not indicate future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Lehman Brothers Municipal Bond Index figures from Lehman Brothers Inc. and all other figures from First Investors Management Company, Inc.










Cumulative Performance Information
First Investors Multi-State Insured Tax Free Fund - OREGON SERIES

Comparison of change in value of $10,000 investment in the First
Investors Multi-State Insured Tax Free Fund -- Oregon Series (Class A shares) and the Lehman Brothers Municipal Bond Index.

As of December 31, 1995

[worm chart omitted; the following figures were used to create this chart]

               OREGON              LEHMAN
MAY 1992        9,375              10,000
DEC 1992        9,794              10,753
DEC 1993       11,079              12,073
DEC 1994       10,343              11,449
DEC 1995       12,204              13,447

**BOXED INFORMATION INSIDE GRAPH

                                         Average Annual Total Return*
Class A shares      N.A.V. Only     S.E.C. Standardized
  One Year            18.0%                  10.7%
  Since Inception      7.4%                   5.6%
  S.E.C. 30-Day Yield                4.8%
Class B shares
  Since Inception     16.0%                  11.3%
  S.E.C. 30-Day Yield                4.4%

The graph compares a $10,000 investment made in the First
Investors Multi-State Insured Tax Free Fund -- Oregon Series (Class A shares) on 5/4/92 (inception date) with a theoretical investment in the Lehman Brothers Municipal Bond Index. It is not possible to invest directly in this Index. In addition, the Index does not take into account fees or cost of insurance of bonds held by an insured tax-exempt bond fund. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Series and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown above based on differences in sales loads and fees paid by shareholders investing in the different classes.

The Lehman Brothers Municipal Bond Index is a total return performance benchmark for the long-term investment grade tax exempt bond market. Returns and attributes for the Index are calculated semi-monthly using approximately 21,000 municipal bonds which are priced by Muller Data Corp.

*Average Annual Total Return figures (for the period ended 12/31/95) include the reinvestment of all dividends and distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 6.25% (prior to 7/1/93, the maximum sales charge was 6.9%). Some or all of the expenses of the Series were waived or assumed. If such expenses had been paid by the Series, the Class A shares S.E.C. Standardized Average Annual Total Return for One Year and Since Inception would have been 9.5% and 4.2%, respectively and the S.E.C. 30-Day Yield for December 1995 would have been 3.98%. The returns for Class B shares (first offered for sale on 1/12/95) are for the period 1/12/95 through 12/31/95. The Class B "S.E.C. Standardized" return is adjusted for the applicable deferred sales charge (maximum of 4% in the first year). Results represent past performance and do not indicate future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Lehman Brothers Municipal Bond Index figures from Lehman Brothers Inc. and all other figures from First Investors Management Company, Inc.

Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--ARIZONA SERIES
December 31, 1995
--------------------------------------------------------------------------------------------------------------
                                                                                                        Amount
                                                                                                      Invested
                                                                                                      For Each
Principal                                                                                           $10,000 of
   Amount   Security                                                                     Value      Net Assets
--------------------------------------------------------------------------------------------------------------
            MUNICIPAL BONDS--98.1%
            Certificates of Participation--7.1%
            Arizona State:
$     100 M   6.1% 5/1/2007                                                        $  107,375         $   119
      375 M   6 1/4% 9/1/2010                                                         405,000             450
      100 M Arizona State Municipal Financing Program 7.7% 8/1/2010                   122,500             136
--------------------------------------------------------------------------------------------------------------
                                                                                      634,875             705
--------------------------------------------------------------------------------------------------------------
            Education--1.8%
      140 M Arizona State University Revenue 7% 7/1/2001*                             160,475             178
--------------------------------------------------------------------------------------------------------------
            General Obligation--47.8%
      600 M Chandler, Arizona 6 1/4% 7/1/2011                                         667,500             741
            Maricopa County, Arizona:
      235 M   School District 3 (Tempe) 7.3% 7/1/2009                                 287,875             320
      400 M   School District 11 (Peoria) 6.1% 7/1/2010                               429,000             476
      100 M   School District 14 (Creighton) 7 7/8% 7/1/2006                          124,875             139
    1,000 M   School District 41 (Gilbert) Zero Coupon 1/1/2008                       542,500             602
      300 M   School District 68 (Alhambra) 6 3/4% 7/1/2014                           339,375             377
      100 M   School District 92 (Pendergast Elementary) 6 5/8% 7/1/2000*             110,625             123
      200 M   School District 231 (Tempe) 7% 7/1/2008                                 238,500             265
      225 M Mohave County, Arizona High School District 30, 6.7% 7/1/2001*            252,844             281
      250 M Phoenix, Arizona 6 1/4% 7/1/2016                                          283,437             314
      145 M Pima County, Arizona Unified School District 13 (Tanque Verde)
              6.7% 7/1/2010                                                           161,494             179
      140 M Puerto Rico Commonwealth 6.6% 7/1/2002*                                   159,600             177
      200 M Santa Cruz County, Arizona School District 35, 6% 7/1/2008                214,000             238
            Yavapai County, Arizona:
      230 M   Elementary School District 6 (Cottonwood-Oak Creek) 6.7% 7/1/2009       256,737             284
      215 M   Elementary School District 28 (Camp Verde) 6% 7/1/2008                  233,006             259
--------------------------------------------------------------------------------------------------------------
                                                                                    4,301,368           4,775
--------------------------------------------------------------------------------------------------------------

            Hospital--13.6%
      650 M Maricopa County, Arizona Ind. Dev. Auth. (Samaritan Health Svcs.)
              7% 12/1/2016                                                             798,688             886
      100 M Mohave County, Arizona Hosp. Dist. 1 (Kingman Reg. Med. Ctr.)
              6.45% 6/1/2008                                                           107,750             120
      300 M Pima County, Arizona Ind. Dev. Auth. (Tucson Med. Ctr.) 6 3/8% 4/1/2012    322,500             358
--------------------------------------------------------------------------------------------------------------
                                                                                     1,228,938           1,364
--------------------------------------------------------------------------------------------------------------
            Housing--1.4%
      125 M Phoenix, Arizona Hsg. Fin. Corp. Mtg. Rev. 6.65% 7/1/2006                  127,344             142
--------------------------------------------------------------------------------------------------------------
            Transportation--5.9%
      385 M Phoenix, Arizona Airport Revenue 6 1/4% 7/1/2012                           417,244             463
      100 M Phoenix, Arizona Street & Highway User Revenue 6 1/4% 7/1/2002*            112,250             125
--------------------------------------------------------------------------------------------------------------
                                                                                       529,494             588
--------------------------------------------------------------------------------------------------------------
            Utilities--5.3%
      200 M Central Arizona Water Conservation District Zero Cpn. 5/1/2005             125,250             138
      225 M Gilbert, Arizona Water & Sewer Revenue 6 1/2% 7/1/2012                     247,500             275
      100 M Peoria, Arizona Water & Sewer Revenue  6.6% 7/1/2004                       108,625             121
--------------------------------------------------------------------------------------------------------------
                                                                                       481,375             534
--------------------------------------------------------------------------------------------------------------
            Other Revenue--15.2%
      305 M Casa Grande, Arizona Excise Tax Rev. 6.1% 4/1/2009                         325,588             362
      250 M Phoenix, Arizona Civic Impt. Mun. Facs. Excise Tax Rev. 6.6% 7/1/2008      279,375             310
      300 M Puerto Rico Public Buildings Authority Revenue 6 1/4% 7/1/2012             340,875             378
      400 M Sierra Vista, Arizona Mun. Ppty. Corp. Mun. Facs. Rev. 6% 1/1/2011         426,000             473
--------------------------------------------------------------------------------------------------------------
                                                                                     1,371,838           1,523
--------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $7,973,261)                     98.1%           8,835,707           9,809
Other Assets, Less Liabilities                                        1.9              171,826             191
--------------------------------------------------------------------------------------------------------------
Net Assets                                                          100.0%         $ 9,007,533         $10,000
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
* Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.
                                 See notes to financial statements
Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--CALIFORNIA SERIES
December 31, 1995

--------------------------------------------------------------------------------------------------------------
                                                                                                        Amount
                                                                                                      Invested
                                                                                                      For Each
Principal                                                                                           $10,000 of
   Amount   Security                                                                     Value      Net Assets
--------------------------------------------------------------------------------------------------------------
            MUNICIPAL BONDS--98.2%
            Certificates of Participation--9.3%
$     100 M Alameda, Calif. Sewer Impr. Fin. Corp. 7.4% 3/1/2018                   $   108,875         $    65
      500 M Castaic Lake Water Agency Water System Impt. Proj. 7% 8/1/2012             601,250             362
      500 M San Diego County, Calif. Inmate Reception Center 6 3/4% 8/1/2014           560,625             338
      240 M Yolo County, Calif. Flood Control & Water Consv. 7 1/8% 7/15/2003*         279,900             169
--------------------------------------------------------------------------------------------------------------
                                                                                     1,550,650             934
--------------------------------------------------------------------------------------------------------------
            General Obligation--16.5%
      715 M Berkeley, Calif. Unified School District 5 1/4% 8/1/2018                   708,744             426
      370 M Greenfield, Calif. School District 7.1%  8/1/2012                          396,362             239
      660 M Orchard, Calif. School District Zero Coupon 2/1/2015                       231,825             140
      550 M Puerto Rico Commonwealth 5.65% 7/1/2015                                    577,500             348
      750 M Walnut Valley, Calif. School District 6% 8/1/2012                          823,125             496
--------------------------------------------------------------------------------------------------------------
                                                                                     2,737,556           1,649
--------------------------------------------------------------------------------------------------------------
            Hospital--1.6%
            California Health Facilities Financing Authority Revenue:
      155 M   Episcopal Homes 7.85% 7/1/2015                                           159,715              96
      100 M   R.F. Kennedy Hospital 7 3/4% 3/1/2014                                    107,375              65
--------------------------------------------------------------------------------------------------------------
                                                                                       267,090             161
--------------------------------------------------------------------------------------------------------------
            Transportation--3.4%
      500 M Los Angeles County, Calif. Trans. Comm. Sales Tax Rev. 6 3/4% 7/1/2001*    567,500             342
--------------------------------------------------------------------------------------------------------------
            Utilities--15.1%
      200 M California State Dept. Water Resources (Central Valley Proj.)
              6.9% 6/1/2000*                                                           224,000             135
            East Bay Municipal Utility District:
      300 M   7.2% 6/1/2000*                                                           340,875             205
      750 M   6.4% 6/1/2013                                                            827,813             498
      750 M Fresno, Calif. Sewer Revenue 6 1/4% 9/1/2014                               840,937             506
      250 M Los Angeles, Calif. Wastewater System 7% 6/1/2011                          274,063             165
--------------------------------------------------------------------------------------------------------------
                                                                                     2,507,688           1,509
--------------------------------------------------------------------------------------------------------------
            Other Revenue--52.3%
      500 M Barstow, Calif. Redevelopment Agency 7% 9/1/2014                           605,000             364
      110 M California Public Capital Impt. Fin. Auth. Rev. 8.1% 3/1/2018              119,350              72
    1,315 M California State Public Works Board 6 1/2% 12/1/2008                     1,497,456             902
    1,000 M Long Beach, Calif. Fing. Auth. Rev. 6% 11/1/2017                         1,093,750             659
      300 M Sacramento, Calif. Redev. Agency Merged Downtown Redev. Proj.
              6 3/4% 11/1/2005                                                         333,000             200
      640 M San Francisco, Calif. City & Cnty. Pkg. Auth. Rev. 7% 6/1/2011             750,400             452
      500 M San Francisco, Calif. City & Cnty. Redev. Agy. (Moscone Ctr.)
              6 3/4% 7/1/2015                                                          558,125             336
      500 M San Jose, Calif. Redevelopment Agency 6% 8/1/2015                          547,500             330
      500 M San Rafael, Calif. Redev. Agency 6.45% 12/1/2017                           542,500             327
      500 M Santa Ana, Calif. Fin. Auth. Lease Rev. 6 1/4% 7/1/2015                    562,500             339
      750 M Santa Margarita/Dana Point, Calif. Impt. Dist. 7 1/4% 8/1/2010             912,188             549
            South Orange County, Calif. Public Finance Authority:
      500 M   6 1/2% 8/15/2010                                                         565,000             340
      500 M   7% 9/1/2011                                                              591,250             356
--------------------------------------------------------------------------------------------------------------
                                                                                     8,678,019           5,226
--------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $14,641,260)                       98.2%       16,308,503           9,821
Other Assets, Less Liabilities                                           1.8           297,196             179
--------------------------------------------------------------------------------------------------------------
Net Asset                                                              100.0%      $16,605,699         $10,000
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
* Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.
                                 See notes to financial statements
Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--COLORADO SERIES
December 31, 1995

--------------------------------------------------------------------------------------------------------------
                                                                                                        Amount
                                                                                                      Invested
                                                                                                      For Each
Principal                                                                                           $10,000 of
   Amount   Security                                                                     Value      Net Assets
--------------------------------------------------------------------------------------------------------------
            MUNICIPAL BONDS--98.9%
            Education--13.6%
$     225 M Colorado Postsecondary Educ. Facs. Auth. Rev. (Auroria Fndtn. Proj.)
              6% 9/1/2015                                                          $   235,406         $   644
      150 M Colorado State Board Cmnty. Colleges & Occupational Ed. Rev.
              5.7% 11/1/2015                                                           153,938             421
      100 M University of Northern Colorado Revenue 6% 6/1/2014                        106,500             292
--------------------------------------------------------------------------------------------------------------
                                                                                       495,844           1,357
--------------------------------------------------------------------------------------------------------------
            General Obligation--46.0%
      150 M Bayfield, Colo. School District 10, 6 1/2% 6/1/2009                       165,375             453
      250 M Douglas County., Colo. School District RE 1, 8% 12/15/2009                323,125             884
      150 M Eagle Garfield & Routt Cntys., Colo. School District RE 50J,
              6.3% 12/1/2012                                                          164,250             449
            El Paso County, Colo. School District:
      150 M   020, 6.2% 6/15/2007                                                     168,375             461
      250 M   Zero Coupon 12/15/2012                                                   94,687             259
      150 M Garfield County, Colo. School District RE-2, 6.15% 12/1/2009              161,625             442
      150 M Garfield Pitkin & Eagle Cntys., Colo. School District RE 1,
              6.6% 12/15/2014                                                          163,125            446
      150 M Puerto Rico Commonwealth 6 1/4% 7/1/2012                                   169,313            463
      100 M Summit County, Colo. School District RE 1, 6.55% 12/1/2009                 111,000            304
      150 M Yuma Hospital District, Colo. 6.4% 11/1/2014                               162,750            445
--------------------------------------------------------------------------------------------------------------
                                                                                     1,683,625           4,606
--------------------------------------------------------------------------------------------------------------
            Hospital--10.5%
      100 M Colorado Health Facilities Authority (Sisters of Charity) 6 1/4% 5/15/2012 112,125             306
      260 M Colorado Springs, Colo. Hospital Revenue 5 3/4% 12/15/2010                 273,650             749
--------------------------------------------------------------------------------------------------------------
                                                                                       385,775           1,055
--------------------------------------------------------------------------------------------------------------
            Utilities--10.9%
      125 M Thornton County, Colo. Sewer Revenue 5.7% 5/15/2010                        130,469             357
      150 M Westminster, Colo. Water & Wastewater Util. Enterprise Rev.
              6% 12/1/2009                                                             160,125             438
      100 M Woodland Park, Colo. Wastewater Util. Rev. 6.05% 12/1/2013                 106,875             292
--------------------------------------------------------------------------------------------------------------
                                                                                       397,469           1,087
--------------------------------------------------------------------------------------------------------------
            Transportation--2.9%
      100 M Arapahoe Cnty, Colo. Capital Improv. Highway Rev. 6.05% 8/31/2015          106,875             292
--------------------------------------------------------------------------------------------------------------
            Other Revenue--15.0%
      150 M Aurora, Colo. Municipal Building Corp. 1st Mtge. 9.2% 12/1/1997*           165,563             453
      100 M Pueblo, Colo. Urban Renewal Authority Tax Increment Rev.
              6.05% 12/1/2012                                                          106,250             291
      100 M Puerto Rico Mun. Fin. Agy. Series "A" 6% 7/1/2014                          105,250             288
      150 M Puerto Rico Public Buildings Authority 6 1/4% 7/1/2012                     170,437             466
--------------------------------------------------------------------------------------------------------------
                                                                                       547,500           1,498
--------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $3,359,121)                      98.9%          3,617,088           9,895
Other Assets, Less Liabilitie                                          1.1              38,533             105
--------------------------------------------------------------------------------------------------------------
Net Asset                                                            100.0%        $ 3,655,621         $10,000
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
* Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.
                                 See notes to financial statements

Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--MICHIGAN SERIES
December 31, 1995

--------------------------------------------------------------------------------------------------------------
                                                                                                        Amount
                                                                                                      Invested
                                                                                                      For Each
Principal                                                                                           $10,000 of
   Amount   Security                                                                     Value      Net Assets
--------------------------------------------------------------------------------------------------------------
            MUNICIPAL BONDS--99.2%
            Education--6.1%
$     400 M Central Michigan University Revenue 7% 10/1/2000*                      $   453,500         $   122
    1,750 M Oakland, Michigan University Revenue 5 3/4% 5/15/2015                    1,802,500             484
--------------------------------------------------------------------------------------------------------------
                                                                                     2,256,000             606
--------------------------------------------------------------------------------------------------------------
            General Obligation--54.8%
    1,000 M Berkley, Michigan City School District 5 5/8% 1/1/2015                   1,018,750             274
      325 M Chippewa Valley, Michigan Schools 7.1% 5/1/2001*                           372,937             100
      230 M Comstock, Michigan School District 6 7/8% 5/1/1999*                        253,000              68
      325 M Detroit, Michigan 7.2% 5/1/1999*                                           361,156              97
      350 M East Detroit, Michigan School District 7% 5/1/2008                         384,125             103
      380 M Forest Hills, Michigan Public Schools 7 3/8% 5/1/2000*                     429,400             115
    1,000 M Goodrich, Michigan Area School District 5.7% 5/1/2015                    1,026,250             276
    1,000 M Grand Ledge, Michigan Public School District 7 7/8% 5/1/2011             1,242,500             334
    1,000 M Gull Lake, Michigan Community School District Zero Coupon 5/1/2013         395,000             106
      450 M Haslett, Michigan Public School District 7 1/2% 5/1/2000*                  510,750             137
    1,000 M Holly, Michigan Area School District 5 5/8% 5/1/2015                     1,012,500             272
    2,000 M Howell, Michigan Public Schools Zero Coupon 5/1/2000*                      550,000             148
    1,000 M Huron, Michigan School District Zero Coupon 5/1/2015                       345,000              93
      450 M Inkster, Michigan School District 7% 5/1/2000*                             505,125             136
    1,000 M Lake Orion, Michigan Community School District 7% 5/1/2020               1,178,750             316
    1,000 M Michigan State Environmental Protection Program 6 1/4% 11/1/2012         1,127,500             303
      450 M Oak Park, Michigan 7.2% 5/1/2002*                                          525,375             141
      270 M Oakland County, Michigan 7.1% 5/1/2007                                     283,838              76
    1,000 M Portage Lake, Michigan Water & Sewer Authority 6.1% 10/1/2014            1,061,250             285
    1,500 M Reeths Puffer Schools 5 3/4% 5/1/2015                                    1,533,750             412
      800 M Rochester, Michigan School District 5 5/8% 5/1/2011                        838,000             225
      300 M Rockford, Michigan Public Schools 7 3/8% 5/1/2000*                         339,000              91
      250 M Romulus, Michigan Community Schools 6 3/4% 5/1/2001*                       282,813              76
      380 M Saline, Michigan Building Authority 7.1% 7/1/2009                          428,925             115
    1,000 M Waterford Township, Michigan School District 6 1/4% 6/1/2012             1,075,000             289
      450 M White Cloud, Michigan Public Schools 7.1% 5/1/2000*                        505,688             136
    1,725 M Williamston, Michigan Community School District 5 1/2% 5/1/2025          1,755,187             472
    1,000 M Zeeland, Michigan Public Schools 6% 5/1/2014                             1,050,000             282
--------------------------------------------------------------------------------------------------------------
                                                                                    20,391,569           5,478
--------------------------------------------------------------------------------------------------------------
            Hospital--2.9%
    1,000 M Michigan State Hospital Finance Authority (St. John's Hospital)
              6% 5/15/2008                                                           1,063,750             286
--------------------------------------------------------------------------------------------------------------
            Housing--1.4%
      500 M Michigan State Housing Dev. Auth. Single-Family Mtge. Rev.
              7.3%  12/1/2016                                                          525,625             141
--------------------------------------------------------------------------------------------------------------
            Transportation--3.6%
    1,190 M Wayne Charter County, Michigan (Detroit Metro. Airport)
              6 3/4% 12/1/2001*                                                      1,359,575             365
--------------------------------------------------------------------------------------------------------------
            Utilities--21.7%
            Detroit, Michigan Water Supply System:
      400 M   6 3/8% 7/1/2002*                                                         450,000             121
      970 M   5.55% 7/1/2012                                                         1,001,525             269
    1,275 M   6 1/2% 7/1/2015                                                        1,471,031             395
    1,240 M Kalamazoo, Michigan Water Revenue 6% 9/1/2015                            1,306,650             351
      500 M Kent County, Michigan Refuse Disposal System 8.4% 11/1/2010                540,000             145
              Michigan State Strategic Fund (Detroit Edison Co.):
    1,750 M   6.95% 5/1/2011                                                         2,080,312             559
      500 M   7% 5/1/2021                                                              622,500             167
      500 M Monroe County, Michigan Econ. Dev. Corp. (Detroit Edison)
              6.95% 9/1/2022                                                           618,125             166
--------------------------------------------------------------------------------------------------------------
                                                                                     8,090,143           2,173
--------------------------------------------------------------------------------------------------------------
            Other Revenue--8.7%
    1,000 M Grand Rapids, Michigan Downtown Dev. Auth. Zero Cpn. 6/1/2009              485,000             131
            Michigan Municipal Bond Authority Revenue:
    1,500 M   6.55% 11/1/2008                                                        1,672,500             449
    1,000 M   6 1/8% 5/1/2014                                                        1,066,200             287
--------------------------------------------------------------------------------------------------------------
                                                                                     3,223,700             867
--------------------------------------------------------------------------------------------------------------
            Total Value of Municipal Bonds (cost $33,396,015)                       36,910,362           9,916
--------------------------------------------------------------------------------------------------------------
            SHORT-TERM TAX EXEMPT INVESTMENTS--1.6%
            University of Michigan Revenue Floating Rate Notes:**
      400 M   5.9% 12/1/2019                                                           400,000             107
      200 M   5.9% 12/1/2027                                                           200,000              54
--------------------------------------------------------------------------------------------------------------
            Total of Value of Short-Term Tax Exempt Investments (cost $600,000)        600,000             161
--------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments (cost $33,996,015)          100.8%             37,510,362          10,077
Excess of Liabilities Over Other Assets                            (.8)               (285,480)            (77)
--------------------------------------------------------------------------------------------------------------
Net Assets                                                       100.0%            $37,224,882         $10,000
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
*  Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.
** Interest rates are determined and reset daily by the issuer. Interest rate shown is the rate in effect at
   December 31, 1995.
                                 See notes to financial statements
Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--MINNESOTA SERIES
December 31, 1995

--------------------------------------------------------------------------------------------------------------
                                                                                                        Amount
                                                                                                      Invested
                                                                                                      For Each
Principal                                                                                           $10,000 of
   Amount   Security                                                                     Value      Net Assets
--------------------------------------------------------------------------------------------------------------
            MUNICIPAL BONDS--97.7%
            General Obligation--48.5%
$      75 M Annandale, Minn. Independent School District 876, 6.9% 2/1/1999*      $    81,000         $    99
       75 M Baxter, Minn. 6.9% 2/1/1999*                                               81,094              99
      325 M Becker, Minn. Wastewater Treatment 5.8% 2/1/2010                           338,406             415
      180 M Blaine, Minn. Series "A" Fire Impt. 6.8% 2/1/2007                          195,525             240
      150 M Cass Lake, Minn. Independent School District 115, 6 5/8% 2/1/2007*         165,375             203
      250 M Faribault, Minn. Independent School District 656, 5 3/4% 6/1/2015          258,437             317
      280 M Lakeville, Minn. 5 1/2% 2/1/2011                                           285,250             349
      250 M Maccray, Minn. Independent School District 2180, 5 3/4% 2/1/2015           256,563             314
      125 M Mahnomen, Minn. Independent School District 432, 6 1/2% 2/1/2011           131,094             161
       80 M Mahtomedi, Minn. 7.1% 2/1/1998*                                             85,100             104
       70 M Metropolitan Council, Minn. Minneapolis-St. Paul Met. Area
              7.3% 12/1/1999*                                                           77,875              95
      275 M Minnesota State 6 1/4% 8/1/2002*                                           303,875             372
      500 M North Branch, Minn. Independent School District 5 1/2% 2/1/2012            509,375             624
      350 M North St. Paul Maplewood, Minn. Independent School District 622,
              7.1% 2/1/2019                                                            399,875             491
       75 M Ramsey County, Minn. 7% 2/1/2008                                            81,187              99
      100 M Rockford, Minn. Independent School District No. 883, 7.2% 12/15/1998*      108,750             133
       70 M South Washington County, Minn. Independent School District 833,
              6 7/8% 6/1/2000*                                                          77,437              95
      300 M Spring Lake Park, Minn. Independent School District 016, 5 1/4% 2/1/2010   299,625             367
      350 M West St. Paul, Minn. Independent School District 197,
              Zero Coupon 2/1/2005                                                     223,125             273
--------------------------------------------------------------------------------------------------------------
                                                                                     3,958,968           4,850
--------------------------------------------------------------------------------------------------------------
            Hospital--26.4%
      300 M Brainerd, Minn. Health Care Facilities (St. Joseph's) 5 7/8% 2/15/2013     314,625             385
      240 M Duluth, Minn. Economic Dev. Auth. (Duluth Clinic) 6.2% 11/1/2012           258,300             316
            Minneapolis & St. Paul, Minn. Hsg. & Redev. Auth. Health Care System:
              Childrens Health Care:
      300 M   5.7% 8/15/2016                                                           309,750             379
      250 M   5 1/2% 8/15/2025                                                         252,188             309
      180 M Health One 7.4% 8/15/2011                                                  203,175             249
      250 M Minneapolis, Minn. Hospital Revenue (Fairview Hospital) 6 1/2% 1/1/2011    275,938             339
      170 M St. Cloud, Minn. Facs. Rev. (St. Cloud Hospital) 7% 7/1/2020               194,862             239
            St. Louis Park, Minn. Hosp. Rev. Facs. (Methodist Hospital):
      200 M   7 1/4% 7/1/2000*                                                         228,000             279
      100 M   7 1/4% 7/1/2000*                                                         112,875             139
--------------------------------------------------------------------------------------------------------------
                                                                                     2,149,713           2,634
--------------------------------------------------------------------------------------------------------------
            Housing--11.4%
       20 M Dakota County, Minn. Housing & Redev. 8.1% 9/1/2012                         21,225              26
      120 M Eagen, Minn. Multi-Family Housing (Forest Ridge Apts.) 7 1/2% 3/1/2027     125,100             153
            Minnesota State Housing Finance Authority:
       95 M   6.9% 7/1/2009                                                            103,669             127
       80 M   7.7% 7/1/2014                                                             86,200             106
      250 M   6.4% 1/1/2015                                                            264,687             324
            St. Paul, Minn. Housing & Redevelopment Authority:
       65 M   Multi-Family Housing Revenue 7 1/2% 3/1/2026 (Defaulted)(Note 1A)         65,000              80
      250 M Single Family Mortgage Revenue 6 1/4% 9/1/2014                             262,500             321
--------------------------------------------------------------------------------------------------------------
                                                                                       928,381           1,137
--------------------------------------------------------------------------------------------------------------
            Utilities--7.0%
            Northern Municipal Power Agency, Minn. Electric System Revenue:
      120 M   7.4% 1/1/1999*                                                           133,200             163
      200 M   7 1/4% 1/1/2016                                                          215,500             264
      210 M Southern Minn. Municipal Power Agency, Power Supply System
              5 3/4% 7/1/2016*                                                         226,013             277
--------------------------------------------------------------------------------------------------------------
                                                                                       574,713             704
--------------------------------------------------------------------------------------------------------------
            Other Revenue--4.4%
      350 M St. Paul, Minn. Hsg. & Redev. Auth. Pkg. Rev. 5 3/4% 8/1/2013              360,500             442
--------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $7,425,492)                     97.7%           7,972,275           9,767
Other Assets, Less Liabilities                                        2.3              189,871             233
--------------------------------------------------------------------------------------------------------------
Net Assets                                                          100.0%         $ 8,162,146         $10,000
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
*  Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.
                                 See notes to financial statements

Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--MISSOURI SERIES
December 31, 1995

--------------------------------------------------------------------------------------------------------------
                                                                                                        Amount
                                                                                                      Invested
                                                                                                      For Each
Principal                                                                                           $10,000 of
   Amount   Security                                                                     Value      Net Assets
--------------------------------------------------------------------------------------------------------------
            MUNICIPAL BONDS--96.7%
            General Obligation--10.6%
$      50 M Lincoln County, Mo. Reorg. School District 3, 6.1% 3/1/201            $     52,563         $   278
       50 M Springfield, Mo. School District 7% 3/1/2008                                59,687             316
       80 M St. Charles, Mo. School District 6 1/2% 2/1/2011                            88,300             467
--------------------------------------------------------------------------------------------------------------
                                                                                       200,550           1,061
--------------------------------------------------------------------------------------------------------------
            Hospital--27.7%
            Missouri State Health & Educational Facilities Authority:
      140 M   BJC Health System 6 3/4% 5/15/2011                                       165,025             873
       35 M   Christian Health 6 7/8% 2/15/2001*                                        39,725             210
       90 M   Health Midwest 6.1% 6/1/2011                                              97,088             514
      125 M   Sisters of Sorrowful Mother Healthcare 6 1/4% 6/1/2007                   135,625             718
       80 M Puerto Rico Indl. Tourist Edl. Med. & Env. Ctl. Facs. 6 1/4% 7/1/2016       86,300             457
--------------------------------------------------------------------------------------------------------------
                                                                                       523,763           2,772
--------------------------------------------------------------------------------------------------------------
            Transportation--4.5%
       75 M Kansas City, Mo. Airport Revenue 6 7/8% 9/1/2014                            84,656             448
--------------------------------------------------------------------------------------------------------------
            Utilities--22.3%
       80 M Liberty, Mo. Sewer System Revenue 6.15% 2/1/2015                            86,600             458
            Missouri State Env. Impt. & Energy Res. Auth. Water Poll. Control:
       80 M   6% 1/1/2016                                                               84,900             449
       85 M   6.05% 7/1/2016                                                            90,100             477
      150 M St. Louis, Mo. Water and Sewer Revenue 6% 7/1/2014                         160,125             847
--------------------------------------------------------------------------------------------------------------
                                                                                       421,725           2,231
--------------------------------------------------------------------------------------------------------------
            Other Revenue--31.6%
       50 M Clay County, Mo. Public Bldg. Auth. Leasehold Rev. 7% 5/15/2014             57,063             302
       80 M Excelsior Springs, Mo. School Dist. Bldg. Corp. Leasehold Rev.
              6 1/2% 3/1/2009                                                           86,000             455
       50 M Kansas City, Mo. Redevelopment Authority Lease Revenue 5.6% 12/1/2010       51,875             275
       75 M Northwest R-I, Mo. Edl. Facs. Auth. Leasehold Rev. Jefferson Cnty.
              5.65% 3/1/2010                                                            77,531             410
       75 M Puerto Rico Public Buildings Authority 6 1/4% 7/1/2012                      85,219             451
            St. Louis, Mo. Municipal Financing Corp. Leasehold Revenue:
       65 M   6 1/4% 2/15/2012                                                          69,956             370
       80 M   5 3/4% 8/1/2013                                                           83,500             442
       80 M Warren County, Mo. Pub. Facs. Auth. Leasehold Rev. 6.3% 6/1/2010            86,300             457
--------------------------------------------------------------------------------------------------------------
                                                                                       597,444           3,162
--------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $1,680,783)                    96.7%            1,828,138           9,674
Other Assets, Less Liabilities                                       3.3                61,607             326
--------------------------------------------------------------------------------------------------------------
Net Assets                                                         100.0%          $ 1,889,745         $10,000
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
*  Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.
                                 See notes to financial statements

Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--OHIO SERIES
December 31, 1995

--------------------------------------------------------------------------------------------------------------
                                                                                                        Amount
                                                                                                      Invested
                                                                                                      For Each
Principal                                                                                           $10,000 of
   Amount   Security                                                                     Value      Net Assets
--------------------------------------------------------------------------------------------------------------
            MUNICIPAL BONDS--99.1%
            Education--2.6%
$     500 M Ohio State Higher Educ. Fac. Rev. (University of Dayton)
              5.8% 12/1/2014                                                       $   521,250         $   265
--------------------------------------------------------------------------------------------------------------
            General Obligation--75.3%
    1,000 M Adams County Ohio Valley Local School District 7% 12/1/2015              1,222,500             621
      500 M Batavia, Ohio Local School District 7% 12/1/2014                           574,375             292
      425 M Bedford Heights, Ohio 6 1/2% 12/1/2014                                     465,906             237
      215 M Bellefontaine, Ohio City School District 7 1/8% 12/1/2001*                 248,594             126
      500 M Buckeye Valley, Ohio Local School District 6.85% 12/1/2012                 605,625             308
      250 M Cardington & Lincoln, Ohio Local School District 6.6% 12/1/2014            269,687             137
      500 M Chardon, Ohio 5.8% 12/15/2015                                              518,750             264
            Cleveland, Ohio:
      500 M   6 3/8% 7/1/2012                                                          537,500             273
      250 M   6 5/8% 11/15/2014                                                        277,187             141
      500 M Clyde-Green Springs, Ohio Exempted Village School District
              7% 12/1/2013                                                             573,750             291
      500 M Delaware, Ohio City School District 5 3/4% 12/1/2015                       514,375             261
      450 M Dublin, Ohio 6.4% 12/1/2014                                                510,750             259
      525 M East Clinton, Ohio Local School District 6 7/8% 12/1/2009                  599,813             305
      700 M Garfield Heights, Ohio 6.3% 12/1/2014                                      761,250             387
      500 M Lakeview, Ohio Local School District 6.9% 12/1/2014                        563,750             286
      500 M Lakewood, Ohio City School District 6.95% 12/1/2015                        565,625             287
      215 M Logan Hocking, Ohio Local School District Series "A" 7.1% 12/1/2012        247,787             126
      270 M Muskingum County, Ohio 7.2% 12/1/2010                                      303,413             154
      250 M North Canton, Ohio City School District 5.9% 12/1/2014                     261,563             133
      500 M North Royalton, Ohio City School District 6% 12/1/2014                     536,875             273
      250 M Olmsted Falls, Ohio Local School District 6.85% 12/15/2011                 283,437             144
      700 M Parma, Ohio 5 3/4% 12/1/2015                                               721,000             366
      350 M Portage County, Ohio 6.2% 12/1/2014                                        377,563             192
      600 M Puerto Rico Commonwealth 6 1/4% 7/1/2012                                   677,250             344
      285 M Shaker Heights, Ohio City School District 7.1% 12/15/2010                  346,631             176
      250 M Springfield, Ohio Local School District 7 1/8% 12/1/2012                   280,938             143
            Summit County, Ohio:
      250 M   6.9% 8/1/2012                                                            276,875             141
      550 M   6.4% 12/1/2014                                                           603,625             307
      250 M Toledo, Ohio 6 1/2% 12/1/2011                                              272,500             138
      500 M Tuscarawas Valley, Ohio Local School District 6.6% 12/1/2015               555,000             282
      250 M Valley View, Ohio 7% 12/1/2011                                             273,750             139
--------------------------------------------------------------------------------------------------------------
                                                                                    14,827,644           7,533
--------------------------------------------------------------------------------------------------------------
            Hospital--9.8%
            Franklin County, Ohio Hospital Revenue:
      255 M   Holy Cross Health System 7 5/8% 6/1/2009                                 280,500             143
      250 M   Riverside United Hospital 7 1/4% 5/15/2020                               273,125             139
      325 M Lucas County, Ohio Hosp. Imp. Rev. (St. Vincent Med. Ctr.)
              6 3/4% 8/15/2000*                                                        361,156             182
            Montgomery County, Ohio:
      100 M   Dayton Osteopathic Hospital 7.4% 12/1/2008                               104,125              53
      300 M   Sisters of Charity Health Care 6 1/4% 5/15/2008                          324,375             165
      125 M Parma, Ohio Hosp. Impt. (Parma Cmnty. General Hosp. Assoc.)
              7.2% 11/15/2008                                                          136,250              69
      400 M Trumbull County, Ohio Hospital Revenue 6.9% 11/15/2012                     442,000             225
--------------------------------------------------------------------------------------------------------------
                                                                                     1,921,531             976
--------------------------------------------------------------------------------------------------------------
            Utilities--8.8%
      600 M Alliance, Ohio Sewer System Revenue 6% 10/15/2010                          644,250             327
      340 M Cleveland, Ohio Waterworks Revenue 6 1/2% 1/1/2021                         382,500             194
      165 M Ohio State Air Quality Dev. Auth. Rev. (Ohio Power Co.) 7.4% 8/1/2009      178,406              91
      250 M Ohio State Water Dev. Auth. Rev. Pure Water Series 7% 12/1/2009            302,500             154
      200 M Toledo, Ohio Water Revenue 6% 11/15/2007                                   216,500             110
--------------------------------------------------------------------------------------------------------------
                                                                                     1,724,156             876
--------------------------------------------------------------------------------------------------------------
            Other Revenue--2.6%
      200 M Franklin County, Ohio Conv. Facs. Auth. Tax & Lease Rev. Ant.
              7% 12/1/2000*                                                            227,750             116
      250 M Ohio State Building Auth. (Juvenile Correction Projects) 6.6% 10/1/2014    277,188             141
--------------------------------------------------------------------------------------------------------------
                                                                                       504,938             257
--------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $17,810,400)                       99.1%       19,499,519           9,907
Other Assets, Less Liabilities                                            .9           180,599              93
--------------------------------------------------------------------------------------------------------------
Net Assets                                                             100.0%      $19,680,118         $10,000
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
*  Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.
                                 See notes to financial statements
Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--OREGON SERIES
December 31, 1995

--------------------------------------------------------------------------------------------------------------
                                                                                                        Amount
                                                                                                      Invested
                                                                                                      For Each
Principal                                                                                           $10,000 of
   Amount   Security                                                                     Value      Net Assets
--------------------------------------------------------------------------------------------------------------
            MUNICIPAL BONDS--97.7%
            Certificates of Participation--3.1%
      100 M Oregon State Dept. of General Services 6% 9/1/2010                         105,500             147
      100 M Washington County, Oregon Educational Service District
              7% 6/1/2016                                                              118,125             164
--------------------------------------------------------------------------------------------------------------
                                                                                       223,625             311
--------------------------------------------------------------------------------------------------------------
            Education--13.0%
      200 M Chemeketa, Oregon Commmunity College District 6.4% 7/1/2009                219,250             305
      250 M Oregon Health Sciences Univ. Rev. 5 1/4% 7/1/2015                          247,500             345
      200 M Oregon State Hlth. & Hsg. Educl. & Cult. Facs. (Lewis & Clark College)
              6% 10/1/2013                                                             212,500             296
      250 M Southwestern Oregon Community College District 5.6% 6/1/2016               255,000             355
--------------------------------------------------------------------------------------------------------------
                                                                                       934,250           1,301
--------------------------------------------------------------------------------------------------------------
            General Obligation--37.5%
      200 M Clackamas County, Oregon School District 115, 5.8% 6/1/2008                213,250             297
      200 M Josephine County, Oregon School District (Three Rivers)
              5.65% 12/1/2008                                                          209,750             292
      200 M Lane County, Oregon School District 019 (Springfield)
              6 1/4% 10/15/2011                                                        217,250             302
      115 M Lane County, Oregon School District 052 (Bethel) 7% 12/1/2006              136,131             190
      200 M Lincoln County, Oregon School District 51/4% 6/15/2012                     201,250             280
      100 M Marion & Linn Counties, Oregon Elem. School Dist. 077J (Stayton)
              6.1% 7/1/2009                                                            108,250             151
      200 M Polk Marion & Benton Counties, Oregon School District 13,
              5 1/2% 12/1/2008                                                         209,500             292
            Puerto Rico Commonwealth:
      255 M 6 1/4% 7/1/2012                                                            287,831             401
      250 M 6 1/4% 7/1/2013                                                            281,875             392
      200 M Umatilla County, Oregon School District 16 (Pendleton) 6% 7/1/2014         212,500             296
      170 M Washington County, Oregon School District 003 (Hillsboro) 6% 11/1/2008     183,388             255
      200 M Washington County, Oregon School District 88 (Sherwood)
              6.1% 6/1/2012                                                            215,750             300
      200 M Yamhill County, Oregon School District 029, 6.1% 6/1/2011                  214,500             299
--------------------------------------------------------------------------------------------------------------
                                                                                     2,691,225           3,747
--------------------------------------------------------------------------------------------------------------
            Hospital--6.9%
       25 M Clackamas County, Oregon Health Facs. Auth. (Adventist Health)
              6.35% 3/1/2009                                                            27,094              38
      200 M Ontario, Oregon Catholic Health (Holy Rosary Med. Ctr.)
              5 1/2% 11/15/2012                                                        203,750             284
      250 M Western Lane Hosp. Dist. Oregon (Sisters of St. Joseph)
              5 7/8% 8/1/2012                                                          262,812             365
--------------------------------------------------------------------------------------------------------------
                                                                                       493,656             687
--------------------------------------------------------------------------------------------------------------
            Housing--3.7%
      250 M Oregon State Housing & Community Svcs. Dept. Mtge. Rev.
              6% 7/1/2012                                                              264,375             368
--------------------------------------------------------------------------------------------------------------
            Transportation--7.6%
            Oregon State Department of Transportation Revenue:
      100 M   7% 6/1/2004                                                              115,875             161
      100 M   6.2% 6/1/2008                                                            109,625             153
      200 M   6 1/4% 6/1/2009                                                          219,250             305
      100 M Puerto Rico Highway & Transportation Auth. Hwy. Rev.
              5 1/2% 7/1/2013                                                          104,000             145
--------------------------------------------------------------------------------------------------------------
                                                                                       548,750             764
--------------------------------------------------------------------------------------------------------------
            Utilities--20.1%
      100 M Emerald, Oregon Peoples Utility District 6.4% 11/1/2002                    111,000             154
      200 M Klamath Falls, Oregon Water Revenue 6.1% 6/1/2014                          213,750             298
      250 M Northern Wasco County, Oregon Peoples Utility District
              5 1/2% 12/1/2012                                                         256,250             357
            Portland, Oregon Sewer System Revenue:
      400 M 6.2% 6/1/2012                                                              434,250             605
      200 M 6 1/4% 6/1/2015                                                            216,500             301
      200 M South Fork Water Board, Oregon Water Revenue 6% 2/1/2014                   212,000             295
--------------------------------------------------------------------------------------------------------------
                                                                                     1,443,750           2,010
--------------------------------------------------------------------------------------------------------------
            Other Revenue--5.8%
      100 M Puerto Rico Municipal Finance Agency 6% 7/1/2014                           105,250             147
      275 M Puerto Rico Public Buildings Authority 6 1/4% 7/1/2012                     312,469             435
--------------------------------------------------------------------------------------------------------------
                                                                                       417,719             582
--------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $6,578,711)                      97.7%          7,017,350           9,770
Other Assets, Less Liabilities                                         2.3             164,910             230
--------------------------------------------------------------------------------------------------------------
Net Assets                                                           100.0%        $ 7,182,260         $10,000
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
*  Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.
                                 See notes to financial statements

This page left blank intentionally.

Statements of Assets and Liabilities
December 31, 1995
----------------------------------------------------------------------------------------------------------
                                                  FIRST INVESTORS MULTI-STATE INSURED TAX FREE FUND
                                 -------------------------------------------------------------------------


                                                    ARIZONA      CALIFORNIA       COLORADO        MICHIGAN
----------------------------------------------------------------------------------------------------------
Assets
Investments in securities:
  At identified cost                              $7,973,261    $14,641,260       $3,359,121   $33,996,015
                                                  ==========    ===========      ===========   ===========

  At value (Note 1A)                              $8,835,707    $16,308,503       $3,617,088   $37,510,362
Cash                                                  13,520         51,530           10,125       102,274
Receivables:
  Interest                                           218,943        295,438           34,728       431,910
  Investment securities sold                           5,000             --               --       965,912
  Trust shares sold                                   28,819         38,040              763        55,582
Other assets                                              10            628               --           608
                                                   ----------    ----------        ---------    ----------
Total Assets                                       9,101,999     16,694,139        3,662,704    39,066,648
                                                   ----------    ----------        ---------    ----------
Liabilities
Payables:
  Investment securities purchased                         --             --               --     1,727,108
  Trust shares redeemed                               72,824             --            2,000        23,960
  Dividends payable January 20, 1996                  17,772         73,115            4,394        61,015
Accrued advisory fees                                  2,253          6,861               --         9,684
Accrued expenses                                       1,617          8,464              689        19,999
                                                   ----------    ----------        ---------    ----------
Total Liabilities                                     94,466         88,440            7,083     1,841,766
                                                   ----------    ----------        ---------    ----------
Net Assets                                        $9,007,533    $16,605,699       $3,655,621   $37,224,882
                                                  ==========     ==========       ==========    ==========

Net Assets Consist of:
Capital paid in                                   $8,235,353    $14,935,767       $3,452,306   $33,763,342
Undistributed net investment income (deficit)          1,544          2,689              453        10,309
Accumulated net realized loss on investments         (91,810)            --          (55,105)      (63,116)
Net unrealized appreciation in value
  of investments                                     862,446      1,667,243          257,967     3,514,347
                                                   ----------    ----------        ---------    ----------
Total                                             $9,007,533    $16,605,699       $3,655,621   $37,224,882
                                                  ==========     ==========       ==========    ==========

Trust shares outstanding (Note 2):
  Class A                                            671,841      1,383,665          280,252     2,876,937
  Class B                                             13,176          4,912           10,392        30,320
Net asset value and redemption price
  per share--Class A                                  $13.15         $11.96           $12.58        $12.80
                                                  ==========     ==========       ==========    ==========

Maximum offering price per share--Class A*            $14.03         $12.76           $13.42        $13.65
                                                  ==========     ==========       ==========    ==========

Net asset value and offering price
  per share--Class B                                  $13.15         $11.95           $12.58        $12.80
                                                  ==========     ==========       ==========    ==========

----------------------------------------------------------------------------------------------------------
                                                  FIRST INVESTORS MULTI-STATE INSURED TAX FREE FUND
                                 -------------------------------------------------------------------------
                                                   MINNESOTA       MISSOURI          OHIO           OREGON
----------------------------------------------------------------------------------------------------------
Assets
Investments in securities:
  At identified cost                              $7,425,492     $1,680,783      $17,810,400    $6,578,711
                                                  ==========     ==========       ==========    ==========

  At value (Note 1A)                              $7,972,275     $1,828,138      $19,499,519    $7,017,350
Cash                                                  11,306         28,994           42,512       241,978
Receivables:
  Interest                                           183,041         35,830          182,122       106,354
  Investment securities sold                              --             --               --            --
  Trust shares sold                                   14,096             47           33,418        88,760
Other assets                                             528             --              572            --

Total Assets                                       8,181,246      1,893,009       19,758,143     7,454,442
                                                   ---------      ---------       ----------     ---------
Liabilities
Payables:
  Investment securities purchased                         --             --               --       245,243
  Trust shares redeemed                                3,751             --            1,294        19,000
  Dividends payable January 20, 1996                   9,684          2,952           59,786         6,549
Accrued advisory fees                                  1,688             --            6,534            --
Accrued expenses                                       3,977            312           10,411         1,390
                                                   ---------      ---------       ----------     ---------
Total Liabilities                                     19,100          3,264           78,025       272,182
                                                   ----------    ----------        ---------    ----------
Net Assets                                        $8,162,146     $1,889,745      $19,680,118    $7,182,260
                                                  ==========     ==========       ==========    ==========

Net Assets Consist of:
Capital paid in                                   $7,759,561     $1,816,939      $17,991,292    $6,912,932
Undistributed net investment income (deficit)            367            192             (293)        1,480
Accumulated net realized loss on investments        (144,565)       (74,741)              --      (170,791)
Net unrealized appreciation in value
  of investments                                     546,783        147,355        1,689,119       438,639
                                                   ---------      ---------       ----------     ---------
Total                                             $8,162,146     $1,889,745      $19,680,118    $7,182,260
                                                  ==========     ==========       ==========    ==========
Trust shares outstanding (Note 2):
  Class A                                            709,520        151,518        1,550,004       562,533
  Class B                                                 10             10           22,537        28,175
Net asset value and redemption price
  per share--Class A                                  $11.50         $12.47           $12.51        $12.16
                                                  ==========     ==========       ==========    ==========

Maximum offering price per share--Class A*            $12.27         $13.30           $13.34        $12.97
                                                  ==========     ==========       ==========    ==========

Net asset value and offering price
  per share--Class B                                  $11.50         $12.48           $12.51        $12.15
                                                  ==========     ==========       ==========    ==========

*On puchases of $25,000 or more, the sales charge is reduced.

See notes to financial statements


Statement of Operations
Year Ended December 31, 1995
----------------------------------------------------------------------------------------------------------
                                                  FIRST INVESTORS MULTI-STATE INSURED TAX FREE FUND
                                 -------------------------------------------------------------------------
                                                    ARIZONA      CALIFORNIA       COLORADO        MICHIGAN
----------------------------------------------------------------------------------------------------------
Investment Income
Interest income                                     $530,519       $995,987         $194,496    $2,047,123
                                                   ---------      ---------       ----------     ---------
Expenses (Notes 1 and 5):
  Advisory fees                                       68,966        126,348           25,413       254,612
  Distribution plan expenses-Class A                  18,180         33,604            6,657        67,474
  Distribution plan expenses-Class B                   1,052            452              597         2,111
  Shareholder servicing costs                          9,281         10,339            6,030        24,807
  Custodian fees                                       2,412          3,201            1,292         5,429
  Professional fees                                    2,991          8,001            4,175         9,125
  Reports to shareholders                              2,665          3,736            1,781         8,937
  Bond insurance premiums                                314          2,187               --         5,034
  Other expenses                                       3,449          5,405              899        10,269
                                                   ---------      ---------       ----------     ---------
Total expenses                                       109,310        193,273           46,844       387,798
  Less: Expenses waived or assumed                   (62,500)       (42,116)         (39,621)      (84,871)
        Custodian fees paid indirectly                    --         (2,590)              --        (5,429)
                                                   ---------      ---------       ----------     ---------
Net expenses                                          46,810        148,567            7,223       297,498
                                                   ---------      ---------       ----------     ---------
Net investment income                                483,709        847,420          187,273     1,749,625
                                                   ---------      ---------       ----------     ---------
Realized and Unrealized Gain (Loss)
  on Investments (Note 4):
Net realized gain (loss) on investments              136,808        194,904           21,845       154,848
Net unrealized appreciation of investments           932,271      1,706,296          355,512     3,505,678
                                                   ---------      ---------       ----------     ---------
Net gain on investments                            1,069,079      1,901,200          377,357     3,660,526
                                                   ---------      ---------       ----------     ---------
Net Increase in Net Assets Resulting
  from Operations                                 $1,552,788     $2,748,620         $564,630    $5,410,151
                                                  ==========     ==========       ==========    ==========

----------------------------------------------------------------------------------------------------------
                                                  FIRST INVESTORS MULTI-STATE INSURED TAX FREE FUND
                                 -------------------------------------------------------------------------
                                                   MINNESOTA      MISSOURI          OHIO           OREGON
---------------------------------------------------------------------------------------------------------
Investment Income
Interest income                                     $464,008       $100,111       $1,153,726      $325,157
                                                   ---------      ---------       ----------     ---------
Expenses (Notes 1 and 5):
  Advisory fees                                       58,609         12,994          145,522        43,844
  Distribution plan expenses-Class A                  15,628          3,465           38,531        11,455
  Distribution plan expenses-Class B                      --             --            1,387         1,174
  Shareholder servicing costs                          7,397          2,482           18,215         9,380
  Custodian fees                                       2,221            668            4,137         1,800
  Professional fees                                   10,759          3,443           13,430         2,423
  Reports to shareholders                              2,696            830            6,449         2,547
  Bond insurance premiums                              2,159             59            1,725           549
  Other expenses                                       2,731          1,365            9,430         2,140
                                                   ---------      ---------       ----------     ---------
Total expenses                                       102,200         25,306          238,826        75,312
  Less: Expenses waived or assumed                   (49,186)       (21,847)         (67,910)      (62,744)
        Custodian fees paid indirectly                (2,221)            --           (3,636)           --
                                                   ---------      ---------       ----------     ---------
Net expenses                                          50,793          3,459          167,280        12,568
                                                   ---------      ---------       ----------     ---------
Net investment income                                413,215         96,652          986,446       312,589
                                                   ---------      ---------       ----------     ---------
Realized and Unrealized Gain
  on Investments (Note 4):
Net realized gain (loss) on investments              (59,330)         2,044          309,448        43,911
Net unrealized appreciation of investments           782,041        196,908        1,786,218       588,160
                                                   ---------      ---------       ----------     ---------
Net gain on investments                              722,711        198,952        2,095,666       632,071
                                                   ---------      ---------       ----------     ---------
Net Increase in Net Assets Resulting
  from Operations                                 $1,135,926       $295,604       $3,082,112      $944,660
                                                  ==========     ==========       ==========    ==========

See Notes to Financial Statements


Statement of Changes in Net Assets
--------------------------------------------------------------------------------------------------------------------------------
                                                                   FIRST INVESTORS   MULTI-STATE INSURED TAX FREE FUND
                                                                 ---------------------------------------------------------------
                                                                            Arizona                             California
                                                                 ---------------------------      ------------------------------
Year Ended December 31                                                1995              1994              1995              1994
--------------------------------------------------------------------------------------------------------------------------------

Increase (Decrease) in Net Assets From Operations
    Net investment income                                       $  483,709        $  480,698       $   847,420       $   859,525
    Net realized gain (loss) on investments                        136,808          (227,728)          194,904            (8,549)
    Net unrealized appreciation (depreciation)
      of investments                                               932,271          (792,840)        1,706,296        (1,904,770)
                                                                ----------        ----------        ----------        ----------
      Net increase (decrease) in net assets
        resulting from operations                                1,552,788          (539,870)        2,748,620        (1,053,794)
                                                                ----------        ----------        ----------        ----------
Distributions to Shareholders from:
    Net investment income--Class A                                (485,518)         (487,439)         (858,894)         (891,640)
    Net investment income--Class B                                  (4,775)               --            (1,957)               --
    Net realized gains--Class A                                         --                --          (185,698)               --
    Net realized gains--Class B                                         --                --              (657)               --
                                                                ----------        ----------        ----------        ----------
      Total distributions                                         (490,293)         (487,439)       (1,047,206)         (891,640)
                                                                ----------        ----------        ----------        ----------
Trust Share Transactions (a)
    Class A:
      Proceeds from shares sold                                  1,445,438         3,427,567         2,525,229         2,286,986
      Value of distributions reinvested                            250,290           268,008           622,341           503,739
      Cost of shares redeemed                                   (2,719,374)       (2,112,368)       (3,633,802)       (3,134,493)
                                                                ----------        ----------        ----------        ----------
                                                                (1,023,646)        1,583,207          (486,232)         (343,768)
                                                                ----------        ----------        ----------        ----------
    Class B:
      Proceeds from shares sold                                    161,953                --            52,477                --
      Value of distributions reinvested                              3,412                --             2,614                --
      Cost of shares redeemed                                           --                --                --                --
                                                                ----------        ----------        ----------        ----------
                                                                   165,365                --            55,091                --
      Net increase (decrease) from                              ----------        ----------        ----------        ----------
        trust share transactions                                  (858,281)        1,583,207          (431,141)         (343,768)
                                                                ----------        ----------        ----------        ----------
      Net increase (decrease) in net assets                        204,214           555,898         1,270,273        (2,289,202)
Net Assets
    Beginning of year                                            8,803,319         8,247,421        15,335,426        17,624,628
                                                                ----------        ----------        ----------        ----------
    End of year+                                                $9,007,533        $8,803,319       $16,605,699       $15,335,426
                                                            ==============    ==============    ==============    ==============
+ Includes undistributed net investment
    income (deficit) of                                         $    1,544        $    8,128       $     2,689       $    16,120
                                                            ==============    ==============    ==============    ==============
(a) Trust Shares Issued and Redeemed
 Class A:
      Sold                                                         114,860           276,121           220,361           199,720
      Issued for distributions reinvested                           19,770            22,128            53,402            44,854
      Redeemed                                                    (214,683)         (175,117)         (314,099)         (274,794)
                                                                ----------        ----------        ----------        ----------
      Net increase (decrease) in Class A trust
      shares outstanding                                           (80,053)          123,132           (40,336)          (30,220)
                                                            ==============    ==============    ==============    ==============
    Class B:
      Sold                                                          12,909                --             4,689                --
      Issued for distributions reinvested                              267                --               223                --
      Redeemed                                                          --                --                --                --
                                                                ----------        ----------        ----------        ----------
      Net increase in Class B trust shares outstanding              13,176                --             4,912                --
                                                            ==============    ==============    ==============    ==============

--------------------------------------------------------------------------------------------------------------------------------
                                                                   FIRST INVESTORS   MULTI-STATE INSURED TAX FREE FUND
                                                              ------------------------------------------------------------------
                                                                            Colorado                             Michigan
                                                              -------------------------------      -----------------------------
Year Ended December 31                                                1995              1994              1995              1994
--------------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
    Net investment income                                       $  187,273        $  160,429       $ 1,749,625       $ 1,546,711
    Net realized gain (loss) on investments                         21,845           (76,950)          154,848          (217,964)
    Net unrealized appreciation (depreciation)
      of investments                                               355,512          (260,352)        3,505,678        (3,292,803)
                                                                ----------        ----------        ----------        ----------
      Net increase (decrease) in net assets
        resulting from operations                                  564,630          (176,873)        5,410,151        (1,964,056)
                                                                 ----------        ----------        ----------        ----------
Distributions to Shareholders from:
    Net investment income--Class A                                (184,373)         (162,310)       (1,741,474)       (1,539,297)
    Net investment income--Class B                (2,882)               --            (9,443)               --
    Net realized gains--Class A                                         --                --                --                --
    Net realized gains--Class B                                         --                --                --                --
                                                                ----------        ----------        ----------        ----------
      Total distributions                                         (187,255)         (162,310)       (1,750,917)       (1,539,297)
                                                                ----------        ----------        ----------        ----------
Trust Share Transactions (a)
    Class A:
      Proceeds from shares sold                                     568,153         1,041,474         4,302,109         6,577,080
      Value of distributions reinvested                             132,179           120,485         1,056,208           966,749
      Cost of shares redeemed                                     (656,430)         (600,150)       (2,525,215)       (3,959,063)
                                                                ----------        ----------        ----------        ----------
                                                                    43,902           561,809         2,833,102         3,584,766
                                                                ----------        ----------        ----------        ----------
    Class B:
      Proceeds from shares sold                                    121,871                --           363,013                --
      Value of distributions reinvested                              2,882                --             7,158                --
      Cost of shares redeemed                                           --                --                --                --
                                                                ----------        ----------        ----------        ----------
                                                                   124,753                --           370,171                --
                                                                ----------        ----------        ----------        ----------
      Net increase (decrease) from
        trust share transactions                                   168,655           561,809         3,203,273         3,584,766
                                                                ----------        ----------        ----------        ----------
      Net increase (decrease) in net assets                        546,030           222,626         6,862,507            81,413
Net Assets
    Beginning of year                                            3,109,591         2,886,965        30,362,375        30,280,962
                                                                ----------        ----------        ----------        ----------
    End of year+                                                 $3,655,621        $3,109,591       $37,224,882       $30,362,375
                                                            ==============    ==============    ==============    ==============
(a)Trust Shares Issued and Redeemed
+ Includes undistributed net investment
    income (deficit) of                                         $      453        $      435        $    10,309      $    11,601
                                                            ==============    ==============    ==============    ==============
    Class A:
      Sold                                                          47,198            88,330           348,278           542,805
      Issued for distributions reinvested                           10,906            10,357            85,474            81,294
      Redeemed                                                     (54,519)          (51,065)         (204,470)         (326,423)
                                                                ----------        ----------        ----------        ----------
      Net increase (decrease) in Class A trust                       3,585            47,622           229,282           297,676
      shares outstanding                                    ==============    ==============    ==============    ==============

    Class B:
      Sold                                                          10,158                --            29,747                --
      Issued for distributions reinvested                              234                --               573                --
      Redeemed                                                          --                --                --                --
                                                                ----------        ----------        ----------        ----------
      Net increase in Class B trust shares outstanding              10,392                --            30,320                --
                                                            ==============    ==============    ==============    ==============



--------------------------------------------------------------------------------------------------------------------------------
                                                                   FIRST INVESTORS   MULTI-STATE INSURED TAX FREE FUND
                                                            --------------------------------------------------------------------
                                                                            Minnesota                            Missouri
                                                            ---------------------------------        ---------------------------
Year Ended December 31                                                1995              1994              1995              1994
--------------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
    Net investment income                                       $  413,215        $  420,623        $   96,652        $   86,522
    Net realized gain (loss) on investments                        (59,330)          (85,235)            2,044           (76,785)
    Net unrealized appreciation (depreciation)
      of investments                                               782,041          (827,572)          196,908          (115,009)
                                                                ----------        ----------        ----------        ----------
      Net increase (decrease) in net assets
        resulting from operations                                1,135,926          (492,184)          295,604          (105,272)
                                                                ----------        ----------        ----------        ----------
Distributions to Shareholders from:
    Net investment income--Class A                                (414,790)         (426,080)          (97,491)          (85,819)
    Net investment income--Class B                                      (5)               --                (6)               --
    Net realized gains--Class A                                         --                --                --                --
    Net realized gains--Class B                                         --                --                --                --
                                                                ----------        ----------        ----------        ----------
      Total distributions                                         (414,795)         (426,080)          (97,497)          (85,819)
                                                                ----------        ----------        ----------        ----------
Trust Share Transactions (a)
    Class A:
      Proceeds from shares sold                                    449,758           782,210           187,513           452,897
      Value of distributions reinvested                            296,914           312,864            64,248            61,785
      Cost of shares redeemed                                     (680,483)         (920,314)         (171,398)         (252,327)
                                                                ----------        ----------        ----------        ----------
                                                                    66,189           174,760            80,363           262,355
                                                                ----------        ----------        ----------        ----------
    Class B:
      Proceeds from shares sold                                        105                --               112                --
      Value of distributions reinvested                                  5                --                 5                --
      Cost of shares redeemed                                           --                --                --                --
                                                                ----------        ----------        ----------        ----------
                                                                       110                --               117                --
                                                                ----------        ----------        ----------        ----------
      Net increase (decrease) from
        trust share transactions                                    66,299           174,760            80,480           262,355
                                                                ----------        ----------        ----------        ----------
      Net increase (decrease) in net assets                        787,430          (743,504)          278,587            71,264
Net Assets
    Beginning of year+                                            7,374,716         8,118,220         1,611,158         1,539,894
                                                                ----------        ----------        ----------        ----------
    End of year                                                 $8,162,146        $7,374,716        $1,889,745        $1,611,158
                                                            ==============    ==============    ==============    ==============
    income (deficit) of                                         $      367        $    1,947        $      192        $    1,037
                                                            ==============    ==============    ==============    ==============
(a)Trust Shares Issued and Redeemed
    Class A:
      Sold                                                          40,306            70,506            15,600            38,682
      Issued for distributions reinvested                           26,574            28,719             5,350             5,356
      Redeemed                                                     (61,161)          (85,260)          (14,294)          (22,393)
                                                                ----------        ----------        ----------        ----------
      Net increase (decrease) in Class A trust
      shares outstanding                                             5,719            13,965             6,656            21,645
                                                            ==============    ==============    ==============    ==============
    Class B:
      Sold                                                              10                --                10                --
      Issued for distributions reinvested                               --                --                --                --
      Redeemed                                                          --                --                --                --
                                                                ----------        ----------        ----------        ----------
      Net increase in Class B trust shares outstanding                  10                --                10                --
                                                            ==============    ==============    ==============    ==============


--------------------------------------------------------------------------------------------------------------------------------
                                                                   FIRST INVESTORS   MULTI-STATE INSURED TAX FREE FUND
                                                            --------------------------------------------------------------------
                                                                           Ohio                               Oregon
                                                            ---------------------------------       ----------------------------
Year Ended December 31                                                1995              1994              1995              1994
--------------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
    Net investment income                                      $   986,446       $ 1,000,909        $  312,589        $  226,913
    Net realized gain (loss) on investments                        309,448          (147,400)           43,911          (212,062)
    Net unrealized appreciation (depreciation)
      of investments                                             1,786,218        (2,064,948)          588,160          (289,223)
                                                                ----------        ----------        ----------        ----------
      Net increase (decrease) in net assets
        resulting from operations                                3,082,112        (1,211,439)          944,660          (274,372)
                                                                ----------        ----------        ----------        ----------
Distributions to Shareholders from:
    Net investment income--Class A                                (987,315)       (1,012,934)         (306,767)         (228,557)
    Net investment income--Class B                                  (6,065)               --            (5,293)               --
    Net realized gains--Class A                                   (140,604)               --                --                --
    Net realized gains--Class B                                     (2,044)               --                --                --
                                                                ----------        ----------        ----------        ----------
      Total distributions                                       (1,136,028)       (1,012,934)         (312,060)         (228,557)
                                                                ----------        ----------        ----------        ----------
Trust Share Transactions (a)
    Class A:
      Proceeds from shares sold                                  1,421,785         2,394,093         2,009,314         1,814,006
      Value of distributions reinvested                            783,800           701,544           238,909           180,991
      Cost of shares redeemed                                   (2,914,284)       (3,068,271)         (725,112)         (542,460)
                                                                ----------        ----------        ----------        ----------
                                                                  (708,699)           27,366         1,523,111         1,452,537
                                                                ----------        ----------        ----------        ----------
    Class B:
      Proceeds from shares sold                                    311,376                --           325,063                --
      Value of distributions reinvested                              7,386                --             5,268                --
      Cost of shares redeemed                                      (44,835)               --                --                --
                                                                ----------        ----------        ----------        ----------
                                                                   273,927                --           330,331                --
                                                                ----------        ----------        ----------        ----------
      Net increase (decrease) from
        trust share transactions                                  (434,772)           27,366         1,853,442         1,452,537
                                                                ----------        ----------        ----------        ----------
      Net increase (decrease) in net assets                      1,511,312        (2,197,007)        2,486,042           949,608
Net Assets
    Beginning of year                                           18,168,806        20,365,813         4,696,218         3,746,610
                                                                ----------        ----------        ----------        ----------
    End of year+                                                $19,680,118       $18,168,806        $7,182,260        $4,696,218
                                                            ==============    ==============    ==============    ==============
(a)Trust Shares Issued and Redeemed
+ Includes undistributed net investment
    income (deficit) of                                       $       (293)     $     6,641       $    1,480        $      951
                                                            ==============    ==============    ==============    ==============
    Class A:
      Sold                                                         117,955           200,153           172,409           159,521
      Issued for distributions reinvested                           64,351            59,779            20,390            16,104
      Redeemed                                                    (239,475)         (261,699)          (62,339)          (48,313)
                                                                ----------        ----------        ----------        ----------
      Net increase (decrease) in Class A trust
      shares outstanding                                           (57,169)           (1,767)          130,460           127,312
                                                            ==============    ==============    ==============    ==============
    Class B:
      Sold                                                          25,538                --            27,733                --
      Issued for distributions reinvested                              600                --               442                --
      Redeemed                                                      (3,601)               --                --                --
                                                                ----------        ----------        ----------        ----------
      Net increase in Class B trust shares outstanding              22,537                --            28,175                --
                                                            ==============    ==============    ==============    ==============

See notes to financial statements



Notes to Financial Statements
First Investors Multi-State Insured Tax Free Fund
   Arizona, California, Colorado, Michigan, Minnesota,
   Missouri, Ohio and Oregon Series

1. Significant Accounting Policies -- First Investors Multi-State Insured Tax Free Fund ("Multi-State Insured") is registered under the Investment Company Act of 1940 (the "1940 Act") as a diversified, open-end management investment company. Multi-State Insured consists of seventeen separate investment series. This report relates to the eight series of Multi-State Insured listed above (collectively, "Series"). Multi-State Insured operates as a series fund, issuing shares of beneficial interest in each Series and accounts separately for the assets, liabilities and operations of each Series.

The investment objective of each Series is to achieve a high level of interest income which is exempt from Federal income tax and, for a particular Series, from state income taxes for residents of that state.

A. Security Valuation -- The municipal securities in which the Series invest are traded primarily in the over-the-counter markets. Such securities are valued daily at their fair value on the basis of valuations provided by a pricing service approved by the Trustees. The pricing service considers security type, rating, market condition and yield data, as well as market quotations and prices provided by market makers. "When Issued Securities" are reflected in the assets of the Series as of the date the securities are purchased.

The municipal bonds held by the Series are insured as to payment of principal and interest by the issuer or under insurance policies written by independent insurance companies. It is the intention of the Series to retain any insured securities which are in default or in significant risk of default and to place a value on the defaulted securities equal to the value of similar securities which are not in default. Each Series may invest up to 20% of its assets in portfolio securities not covered by the insurance feature.

B. Federal Income Taxes -- It is the policy of each Series to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the provisions available to certain investment companies, as defined in the Internal Revenue Code. The Series make distributions of income and net realized capital gains (in excess of any available capital loss carryovers) sufficient to relieve them from all, or substantially all, federal income taxes. At December 31, 1995, the Series had the following capital loss carryovers, all expiring in the year 2002:

                                Amount
                              ----------
    MULTI-STATE INSURED
    -------------------
  ARIZONA Series               $  91,810
  COLORADO Series                 55,105
  MICHIGAN Series                 63,116
  MINNESOTA Series               144,565
  MISSOURI Series                 74,741
  OREGON Series                  168,584

C. Distributions to Shareholders -- Dividends from net investment income are declared daily and are paid monthly. Dividends from net realized capital gain are normally declared and paid annually. Income dividends and capital gain distributions are determined in accordance with tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for capital loss carryforwards, deferral of wash sales and post October losses.

D. Expense Allocation -- Direct expenses attributable to a Series are charged to and paid from the assets of that Series. Indirect or general expenses are allocated among and charged to the assets of each Series on a fair and equitable basis, which may be based on the relative assets of each Series or the nature of the services performed and relative applicability to each Series.

E. Security Transactions and Investment Income -- Security transactions are accounted for on the date the securities are purchased or sold. Cost is determined, and gains and losses are based, on the identified cost basis for both financial statement and federal income tax purposes. Interest income is earned from settlement date and recorded on the accrual basis. Estimated expenses are accrued daily. The Series' Custodian has provided credits in the amount of $20,048 against custodian charges based on the uninvested cash balances of each Series.

2. Capital -- Each Series sells two classes of shares, Class A and Class B, each with a public offering price that reflects different sales charges and expense levels. Class A shares are sold with an initial sales charge of up to 6.25% of the amount invested and together with the Class B shares are subject to 12b-1 fees as described in Note 5. Class B shares are sold without an initial sales charge, but are generally subject to a contingent deferred sales charge which declines in steps from 4% to 0% over a six-year period. Class B shares automatically convert into Class A shares after eight years. Realized and unrealized gains or losses, investment income and expenses (other than 12b-1 fees and certain other class expenses) are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Multi-State Insured has established an unlimited number of Class A and Class B shares of beneficial interest.

3. Concentration of Credit Risk -- The Series invest in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic developments in a State, industry or region.

4. Security Transactions -- For the year ended December 31, 1995, purchases and sales of municipal securities were as follows:

                                Cost               Proceeds
                                  of                     of
                           Purchases                  Sales
                          ----------           ------------
MULTI-STATE INSURED
-------------------
ARIZONA Series            $ 3,262,386           $ 4,088,321
CALIFORNIA Series           8,683,412             9,385,478
COLORADO Series             1,686,558             1,468,390
MICHIGAN Series            18,319,777            15,142,491
MINNESOTA Series            4,142,272             4,046,733
MISSOURI Series               920,560               858,512
OHIO Series                13,385,920            13,971,048
OREGON Series               4,031,851            2,081,518

At December 31, 1995, aggregate cost and net unrealized appreciation (depreciation) of securities for federal income tax purposes were as follows:

                                           Gross           Gross              Net
                       Aggregate      Unrealized      Unrealized       Unrealized
                            Cost    Appreciation    Depreciation     Appreciation
MULTI-STATE INSURED
------------------------
ARIZONA Series       $ 7,973,261       $ 862,446          $   --       $  862,446
CALIFORNIA Series     14,641,260       1,667,243              --        1,667,243
COLORADO Series        3,359,121         257,967              --          257,967
MICHIGAN Series       33,996,015       3,514,347              --        3,514,347
MINNESOTA Series       7,425,492         548,210           1,427          546,783
MISSOURI Series        1,680,783         147,355              --          147,355
OHIO Series           17,810,400       1,689,119              --        1,689,119
OREGON Series          6,580,918         436,432              --          436,432


5. Advisory Fee and Other Transactions With Affiliates -- Certain officers and trustees of the Series are officers and directors of the Series' investment adviser, First Investors Management Company, Inc. ("FIMCO"), their underwriter, First Investors Corporation ("FIC") and/or their transfer agent, Administrative Data Management Corp. ("ADM"). Officers and trustees of the Series received no remuneration from the Series for serving in such capacities. Their remuneration (together with certain other expenses of the Series) is paid by FIMCO or FIC.

The Investment Advisory Agreements provide as compensation to FIMCO an annual fee, payable monthly, at the rate of .75% on the first $250 million of the average daily net assets of each Series, declining by
 .03% on each $250 million thereafter, down to .66% on average daily net assets over $750 million. For the year ended December 31, 1995, advisory fees amounted to $736,308, of which $357,600 was waived; other expenses in the amount of $49,131 were assumed by FIMCO.

For the year ended December 31, 1995, FIC, as underwriter, received $377,241 in commissions on sales of shares after allowing $181,757 to other dealers. Shareholder servicing costs consisted of $87,931, in transfer agent fees and out of pocket expenses accrued to ADM. Transfer agent fees and out of pocket expenses attributable to the Colorado, Missouri and Oregon Series, in the amount of $17,892, were waived by the transfer agent for the year ended December 31, 1995.

Pursuant to a Distribution Plan adopted under Rule 12b-1 of the 1940 Act, each Series is authorized to pay FIC a fee up to .30% of the average net assets of the Class A shares and up to 1% of the average net assets of the Class B shares, on an annualized basis each fiscal year, payable monthly. The fee consists of a distribution fee and a service fee. The service fee is paid for the ongoing servicing of clients who are shareholders of that series.


This page left blank intentionally



Financial Highlights

The following table sets forth the per share operating performance data for a share outstanding, total return, ratios to average net assets and other supplemental data for each period indicated.









-------------------------------------------------------------------------------------------------------------------
                                                                                      PER SHARE DATA
                                                                      ---------------------------------------------
                                                                             Income From Investment Operations
                                                                      ---------------------------------------------
                                                          Net Asset                            Net
                                                            Value                     Realized and
                                                         ----------          Net         Unrealized      Total from
                                                          Beginning   Investment     Gain (Loss) on      Investment
                                                          of Period       Income        Investments      Operations
-------------------------------------------------------------------------------------------------------------------

ARIZONA SERIES
--------------
Class A
-------
11/1/90* to 12/31/90                                         $11.17       $ .009            $ (.059)       $ (.050)
1991                                                          11.12         .605               .420          1.025
1992                                                          11.52         .683               .545          1.228
1993                                                          12.08         .681              1.078          1.759
1994                                                          13.12         .663             (1.397)         (.734)
1995                                                          11.71         .665              1.448          2.113
Class B
-------
1/12/95* to 12/31/95                                          11.82         .544              1.340          1.884
CALIFORNIA SERIES
-----------------
Class A
-------
2/23/87* to 12/31/87                                         $11.13       $ .497            $(1.247)       $ (.750)
1988                                                           9.92         .747               .493          1.240
1989                                                          10.38         .736               .294          1.030
1990                                                          10.67         .747              (.047)          .700
1991                                                          10.62         .706               .452          1.158
1992                                                          11.07         .653               .406          1.059
1993                                                          11.44         .637               .845          1.482
1994                                                          12.12         .598             (1.328)         (.730)
1995                                                          10.77         .580              1.335          1.915
Class B
-------
1/12/95* to 12/31/95                                          10.87         .472              1.227          1.699
COLORADO SERIES
---------------
Class A
-------
5/4/92* to 12/31/92                                          $11.17       $ .308              $.442          $.750
1993                                                          11.63         .625               .984          1.609
1994                                                          12.60         .631             (1.351)         (.720)
1995                                                          11.24         .668              1.340          2.008
Class B
-------
1/12/95* to 12/31/95                                          11.35         .564              1.239          1.803


-------------------------------------------------------------------------------------------------------------------
                                                                                      PER SHARE DATA
                                                                      ---------------------------------------------
                                                                                  Less Distributions From
                                                                      ---------------------------------------------
                                                                                                          Net Asset
                                                                                                              Value
                                                                       Net           Net                  ---------
                                                                  Investment    Realized           Total     End of
                                                                      Income       Gains     Distributions   Period
-------------------------------------------------------------------------------------------------------------------
ARIZONA SERIES
-------------
Class A
-------
11/1/90* to 12/31/90                                                   $  --       $  --           $  --     $11.12
1991                                                                    .605        .020            .625      11.52
1992                                                                    .668          --            .668      12.08
1993                                                                    .672        .047            .719      13.12
1994                                                                    .676          --            .676      11.71
1995                                                                    .673          --            .673      13.15
Class B
-------
1/12/95* to 12/31/95                                                    .554          --            .554      13.15
CALIFORNIA SERIES
----------------
Class A
-------
2/23/87* to 12/31/87                                                   $.460 $        --           $.460      $9.92
1988                                                                    .780          --            .780      10.38
1989                                                                    .740          --            .740      10.67
1990                                                                    .750          --            .750      10.62
1991                                                                    .708          --            .708      11.07
1992                                                                    .644        .045            .689      11.44
1993                                                                    .612        .190            .802      12.12
1994                                                                    .620          --            .620      10.77
1995                                                                    .589        .136            .725      11.96
Class B
-------
1/12/95* to 12/31/95                                                    .483        .136            .619      11.95
COLORADO SERIES
--------------
Class A
-------
5/4/92* to 12/31/92                                                    $.290       $  --           $.290     $11.63
1993                                                                    .633        .006            .639      12.60
1994                                                                    .640          --            .640      11.24
1995                                                                    .668          --            .668      12.58
Class B
-------
1/12/95* to 12/31/95                                                    .573          --            .573      12.58


-------------------------------------------------------------------------------------------------------------------
                                                                           RATIOS/SUPPLEMENTAL DATA
                                                            -------------------------------------------------------
                                                                          Ratio to Average Net Assets++
                                                            -------------------------------------------------------
                                                                                                                Net
                                                               Total        Net Assets                   Investment
                                                            Return**     End of Period       Expenses        Income
                                                                 (%)     (in thousands)           (%)           (%)
-------------------------------------------------------------------------------------------------------------------
ARIZONA SERIES
-------------
Class A
-------
11/1/90* to 12/31/90                                           (2.68)+       $  602              --             .59+
1991                                                            9.49          2,380             .05            5.75
1992                                                           10.98          4,818             .20            5.84
1993                                                           14.87          8,247             .20            5.40
1994                                                           (5.63)         8,803             .30            5.52
1995                                                           18.41          8,834             .50            5.27
Class B
-------
1/12/95* to 12/31/95                                           16.20            173            1.30+           4.62+
CALIFORNIA SERIES
----------------
Class A
-------
2/23/87* to 12/31/87                                            7.64+        $2,033             .03+           5.02+
1988                                                           12.94          2,707             .05            7.42
1989                                                           10.21          6,311             .09            7.02
1990                                                            6.81          7,873             .08            7.11
1991                                                           11.26         12,761             .30            6.49
1992                                                            9.84         15,195             .72            5.83
1993                                                           13.21         17,625             .89            5.33
1994                                                           (6.10)        15,335             .97            5.27
1995                                                           18.16         16,547             .90            5.02
Class B
-------
1/12/95* to 12/31/95                                           15.91             59            1.74+           4.31+
COLORADO SERIES
--------------
Class A
-------
5/4/92* to 12/31/92                                            10.10+        $1,122              --            4.95+
1993                                                           14.14          2,887             .12            5.13
1994                                                           (5.77)         3,110             .20            5.41
1995                                                           18.25          3,525             .20            5.54
Class B
-------
1/12/95* to 12/31/95                                           16.18            131            1.00+           4.90+




-------------------------------------------------------------------------------------------------------------------
                                                                            RATIOS/SUPPLEMENTAL DATA
                                                            -------------------------------------------------------
                                                                        Ratio to Average Net Assets Before
                                                                             Expenses Waived or Assumed
                                                            -------------------------------------------------------
                                                                                 Net                      Portfolio
                                                                           Investment                      Turnover
                                                            Expenses          Income                           Rate
                                                                 (%)             (%)                            (%)
-------------------------------------------------------------------------------------------------------------------

ARIZONA SERIES
-------------
Class A
-------
11/1/90* to 12/31/90                                            1.47+          (.88)+                             0
1991                                                            1.51            4.29                             45
1992                                                            1.32            4.72                             58
1993                                                            1.20            4.41                             45
1994                                                            1.24            4.59                             63
1995                                                            1.15            4.62                             36
Class B
-------
1/12/95* to 12/31/95                                            1.95+           3.95+                            36
CALIFORNIA SERIES
----------------
Class A
-------
2/23/87* to 12/31/87                                             .76+           4.30+                            32
1988                                                            1.19            6.29                              9
1989                                                            1.19            5.91                             16
1990                                                            1.05            6.14                             27
1991                                                            1.02            5.77                             34
1992                                                            1.25            5.30                             52
1993                                                            1.14            5.08                             66
1994                                                            1.22            5.02                             83
1995                                                            1.15            4.77                             53
Class B
-------
1/12/95* to 12/31/95                                            2.00+           4.04+                            53
COLORADO SERIES
--------------
Class A
-------
5/4/92* to 12/31/92                                             1.90+           3.06+                            46
1993                                                            1.42            3.83                             27
1994                                                            1.43            4.18                            108
1995                                                            1.32            4.42                             45
Class B
-------
1/12/95* to 12/31/95                                            2.12+           3.75+                            45

*Commencement of operations of Class A shares or date
Class B shares were first offered

**Calculated without sales charges

+Annualized
++Net of expenses waived or assumed by the investment adviser and the transfer agent from the commencement of operations through December 31, 1995 (Note 5).




Financial Highlights

The following table sets forth the per share operating performance data for a share outstanding, total return, ratios to average net asset and other supplemental data for each period indicated.





-------------------------------------------------------------------------------------------------------------------
                                                                                      PER SHARE DATA
                                                                      ---------------------------------------------
                                                                             Income From Investment Operations
                                                                      ---------------------------------------------
                                                          Net Asset                            Net
                                                            Value                     Realized and
                                                         ----------          Net         Unrealized      Total from
                                                          Beginning   Investment     Gain (Loss) on      Investment
                                                          of Period       Income        Investments      Operations
-------------------------------------------------------------------------------------------------------------------
MICHIGAN SERIES
--------------
Class A
------
1987                                                         $11.13       $ .566            $(1.106)        $ (.540)
1988                                                          10.05         .773               .557           1.330
1989                                                          10.59         .724               .406           1.130
1990                                                          10.99         .743              (.023)           .720
1991                                                          10.98         .729               .476           1.205
1992                                                          11.43         .681               .494           1.175
1993                                                          11.93         .641              1.053           1.694
1994                                                          12.89         .612             (1.423)          (.811)
1995                                                          11.47         .634              1.331           1.965
Class B
------
1/12/95* to 12/31/95                                          11.57         .528              1.241           1.769
MINNESOTA SERIES
---------------
Class A
------
1987                                                         $11.13       $ .557            $(1.127)        $ (.570)
1988                                                          10.01         .748               .332           1.080
1989                                                          10.35         .719               .271            .990
1990                                                          10.61         .722              (.037)           .685
1991                                                          10.57         .728               .399           1.127
1992                                                          10.97         .676               .313            .989
1993                                                          11.30         .625               .622           1.247
1994                                                          11.77         .592             (1.282)          (.690)
1995                                                          10.48         .589              1.022           1.611
Class B
------
1/12/95* to 12/31/95                                          10.55         .515               .950           1.465
MISSOURI SERIES
--------------
Class A
------
5/4/92* to 12/31/92                                          $11.17       $ .272              $.363           $.635
1993                                                          11.55         .620               .988           1.608
1994                                                          12.50         .617             (1.384)          (.767)
1995                                                          11.12         .662              1.356           2.018
Class B
------
1/12/95* to 12/31/95                                          11.22         .548              1.260           1.808



-------------------------------------------------------------------------------------------------------------------
                                                                                   PER SHARE DATA
                                                                  -------------------------------------------------
                                                                               Less Distributions From
                                                                  -------------------------------------------------
                                                                                                          Net Asset
                                                                                                              Value
                                                                       Net           Net                  ---------
                                                                  Investment    Realized           Total     End of
                                                                      Income       Gains     Distributions   Period
-------------------------------------------------------------------------------------------------------------------
MICHIGAN SERIES
--------------
Class A
-------
1987                                                                 $ .540       $  --           $.540      $10.05
1988                                                                   .790          --            .790       10.59
1989                                                                   .730          --            .730       10.99
1990                                                                   .730          --            .730       10.98
1991                                                                   .735        .020            .755       11.43
1992                                                                   .675          --            .675       11.93
1993                                                                   .655        .079            .734       12.89
1994                                                                   .609          --            .609       11.47
1995                                                                   .635          --            .635       12.80
Class B
-------
1/12/95* to 12/31/95                                                   .539          --           0.539       12.80
MINNESOTA SERIES
----------------
Class A
-------
1987                                                                 $ .550          --          $ .550      $10.01
1988                                                                   .740          --            .740       10.35
1989                                                                   .730          --            .730       10.61
1990                                                                   .725          --            .725       10.57
1991                                                                   .720        .007            .727       10.97
1992                                                                   .659          --            .659       11.30
1993                                                                   .640        .137            .777       11.77
1994                                                                   .600          --            .600       10.48
1995                                                                   .591          --            .591       11.50
Class B
-------
1/12/95* to 12/31/95                                                   .515          --            .515       11.50
MISSOURI SERIES
---------------
Class A
-------
5/4/92* to 12/31/92                                                  $ .255          --          $ .255      $11.55
1993                                                                   .635        .023            .658       12.50
1994                                                                   .613          --            .613       11.12
1995                                                                   .668          --            .668       12.47
Class B
-------
1/12/95* to 12/31/95                                                   .548          --            .548       12.48




-------------------------------------------------------------------------------------------------------------------
                                                                             RATIOS/SUPPLEMENTAL DATA
                                                            -------------------------------------------------------
                                                                           Ratio to Average Net Assets++
                                                            -------------------------------------------------------
                                                                                                                Net
                                                               Total        Net Assets                   Investment
                                                            Return**     End of Period       Expenses        Income
                                                                 (%)     (in thousands)           (%)           (%)
-------------------------------------------------------------------------------------------------------------------
MICHIGAN SERIES
--------------
Class A
------
1987                                                            6.03         $1,077             .07           6.52
1988                                                           13.65          1,845             .12           7.52
1989                                                           10.98          6,225             .13           6.76
1990                                                            6.83         10,542             .10           6.90
1991                                                           11.14         13,630             .31           6.56
1992                                                           10.59         20,971             .73           5.86
1993                                                           14.49         30,281             .89           5.11
1994                                                           (6.36)        30,362             .93           5.11
1995                                                           17.47         36,837             .89           5.14
Class B
------
1/12/95* to 12/31/95                                           15.55            388            1.76+          4.41+
MINNESOTA SERIES
---------------
Class A
------
1987                                                            5.04         $  585             .15           6.06
1988                                                           11.14            789             .15           7.38
1989                                                            9.85          1,992             .16           6.94
1990                                                            6.71          3,365             .15           6.92
1991                                                           11.00          4,430             .17           6.83
1992                                                            9.29          5,983             .51           6.10
1993                                                           11.30          8,118             .65           5.40
1994                                                           (5.93)         7,375             .65           5.40
1995                                                           15.68          8,162             .65           5.29
Class B
------
1/12/95* to 12/31/95                                           14.13             .1            1.45+          4.64+
MISSOURI SERIES
--------------
Class A
------
5/4/92* to 12/31/92                                            8.58+        $  475               --           4.36+
1993                                                          14.21          1,540              .13           4.44
1994                                                          (6.20)         1,611              .20           5.45
1995                                                          18.55          1,890              .20           5.58
Class B
------
1/12/95* to 12/31/95                                          16.41             .1             1.00+          4.94+


------------------------------------------------------------------------------------------------------------
                                                                    RATIOS/SUPPLEMENTAL DATA
                                                            ------------------------------------------------
                                                                    Ratio to Average Net Assets Before
                                                                        Expenses Waived or Assumed
                                                            ------------------------------------------------
                                                                                 Net               Portfolio
                                                                           Investment               Turnover
                                                            Expenses          Income                    Rate
                                                                 (%)             (%)                     (%)
------------------------------------------------------------------------------------------------------------
MICHIGAN SERIES
--------------
Class A
------
1987                                                           1.18           5.41                         7
1988                                                           1.41           6.23                        31
1989                                                           1.14           5.75                         1
1990                                                           1.06           5.94                        11
1991                                                           1.05           5.82                        22
1992                                                           1.22           5.37                        26
1993                                                           1.14           4.86                        25
1994                                                           1.18           4.86                        60
1995                                                           1.14           4.89                        45
Class B
------
1/12/95* to 12/31/95                                           2.02+          4.15+                       45
MINNESOTA SERIES
---------------
Class A
------
1987                                                           1.49           4.72                        15
1988                                                           1.86           5.67                        10
1989                                                           1.42           5.68                        16
1990                                                           1.54           5.53                        22
1991                                                           1.21           5.80                        17
1992                                                           1.38           5.23                        33
1993                                                           1.24           4.80                        41
1994                                                           1.29           4.76                        34
1995                                                           1.31           4.63                        53
Class B
------
1/12/95* to 12/31/95                                           2.11+          3.96+                       53
MISSOURI SERIES
--------------
Class A
------
5/4/92* to 12/31/92                                            4.60+          (.24)+                      28
1993                                                           1.76           2.81                         8
1994                                                           1.57           4.07                        98
1995                                                           1.42           4.36                        50
Class B
------

1/12/95* to 12/31/95                                           2.22+          3.68+                       50

*Commencement of operations of Class A shares or date
Class B shares were first offered

**Calculated without sales charges

+Annualized
++Net of expenses waived or assumed by the investment adviser and the transfer agent from the commencement of operations through December 31, 1995 (Note 5).




Financial Highlights

The following table sets forth the per share operating performance data for a share outstanding, total return, ratios to average net assets and other supplemental data for each period indicated.




-------------------------------------------------------------------------------------------------------------------
                                                                                      PER SHARE DATA
                                                                      ---------------------------------------------
                                                                             Income From Investment Operations
                                                                      ---------------------------------------------
                                                          Net Asset                            Net
                                                            Value                     Realized and
                                                         ----------          Net         Unrealized      Total from
                                                          Beginning   Investment     Gain (Loss) on      Investment
                                                          of Period       Income        Investments      Operations
-------------------------------------------------------------------------------------------------------------------
OHIO SERIES
----------
Class A
-------
1987                                                         $11.13       $.576            $(1.166)          $(.590)
1988                                                           9.99        .792               .578            1.370
1989                                                          10.56        .732               .408            1.140
1990                                                          10.95        .752              (.012)            .740
1991                                                          10.93        .725               .493            1.218
1992                                                          11.43        .676               .432            1.108
1993                                                          11.87        .632               .894            1.526
1994                                                          12.66        .613             (1.353)           (.740)
1995                                                          11.30        .615              1.306            1.921
Class B
-------
1/12/95* to 12/31/95                                          11.40        .503              1.212            1.715
OREGON SERIES
------------
Class A
-------
5/4/92* to 12/31/92                                          $11.17       $.260              $.230            $.490
1993                                                          11.42        .661               .807            1.468
1994                                                          12.29        .529             (1.339)           (.810)
1995                                                          10.87        .626              1.289            1.915
Class B
-------
1/12/95* to 12/31/95                                          10.97        .541              1.182            1.723



-------------------------------------------------------------------------------------------------------------------
                                                                                   PER SHARE DATA
                                                                  -------------------------------------------------
                                                                               Less Distributions From
                                                                  -------------------------------------------------
                                                                                                          Net Asset
                                                                                                              Value
                                                                       Net           Net                  ---------
                                                                  Investment    Realized           Total     End of
                                                                      Income       Gains     Distributions   Period
-------------------------------------------------------------------------------------------------------------------
OHIO SERIES
----------
Class A
-------
1987                                                                 $ .550          $--           $ .550     $9.99
1988                                                                   .800           --             .800     10.56
1989                                                                   .750           --             .750     10.95
1990                                                                   .760           --             .760     10.93
1991                                                                   .718           --             .718     11.43
1992                                                                   .668           --             .668     11.87
1993                                                                   .632         .104             .736     12.66
1994                                                                   .620           --             .620     11.30
1995                                                                   .619         .092             .711     12.51
Class B
-------
1/12/95* to 12/31/95                                                   .513         .092             .605     12.51
OREGON SERIES
------------
Class A
-------
5/4/92* to 12/31/92                                                  $ .240        $  --           $ .240    $11.42
1993                                                                   .598           --             .598     12.29
1994                                                                   .610           --             .610     10.87
1995                                                                   .625           --             .625     12.16
Class B
-------
1/12/95* to 12/31/95                                                   .543           --             .543     12.15





-------------------------------------------------------------------------------------------------------------------
                                                                             RATIOS/SUPPLEMENTAL DATA
                                                            -------------------------------------------------------
                                                                           Ratio to Average Net Assets++
                                                            -------------------------------------------------------
                                                                                                                Net
                                                               Total        Net Assets                   Investment
                                                            Return**     End of Period       Expenses        Income
                                                                 (%)     (in thousands)           (%)           (%)
-------------------------------------------------------------------------------------------------------------------
OHIO SERIES
----------
Class A
-------
1987                                                           5.15             $  965            .07          6.71
1988                                                          14.15              1,485            .06          7.76
1989                                                          11.09              4,058            .07          6.94
1990                                                           7.05              6,627            .07          6.99
1991                                                          11.51              9,324            .29          6.50
1992                                                           9.99             13,869            .62          5.83
1993                                                          13.12             20,366            .80          5.09
1994                                                          (5.91)            18,169            .85          5.18
1995                                                          17.34             19,398            .87          5.07
Class B
-------
1/12/95* to 12/31/95                                          15.30                282           1.76+         4.33+
OREGON SERIES
------------
Class A
-------
5/4/92* to 12/31/92                                            6.62+            $  931             --          4.30+
1993                                                          13.13              3,747             --          4.94
1994                                                          (6.65)             4,696            .20          5.36
1995                                                          17.99              6,840            .20          5.36
Class B
-------
1/12/95* to 12/31/95                                          16.00                342           1.00+         4.72+





-------------------------------------------------------------------------------------------------------------------
                                                                             RATIOS/SUPPLEMENTAL DATA
                                                            -------------------------------------------------------
                                                                         Ratio to Average Net Assets Before
                                                                             Expenses Waived or Assumed
                                                            -------------------------------------------------------
                                                                                 Net                      Portfolio
                                                                           Investment                      Turnover
                                                            Expenses          Income                           Rate
                                                                 (%)             (%)                            (%)
-------------------------------------------------------------------------------------------------------------------

OHIO SERIES
----------
Class A
-------
1987                                                            1.20           5.59                              23
1988                                                            1.50           6.33                              23
1989                                                            1.17           5.84                               5
1990                                                            1.11           5.95                              31
1991                                                            1.05           5.73                              34
1992                                                            1.21           5.23                              29
1993                                                            1.15           4.74                              30
1994                                                            1.20           4.83                              57
1995                                                            1.22           4.72                              70
Class B
-------
1/12/95* to 12/31/95                                            2.13+          3.95+                             70
OREGON SERIES
------------
Class A
-------
5/4/92* to 12/31/92                                             2.48+          1.82+                             12
1993                                                            1.28           3.66                              77
1994                                                            1.39           4.17                             135
1995                                                            1.23           4.33                              36
Class B
-------
1/12/95* to 12/31/95                                            2.03+          3.65+                             36

*Commencement of operations of Class A shares or date
Class B shares were first offered

**Calculated without sales charges

+Annualized
++Net of expenses waived or assumed by the investment adviser and the transfer agent from the commencement of operations through December 31, 1995 (Note 5).






Independent Auditor's Report
To the Shareholders and Trustees of
First Investors Multi-State Insured Tax Free Fund
Arizona, California, Colorado, Michigan, Minnesota,
Missouri, Ohio and Oregon Series
We have audited the accompanying statement of assets and liabilities, including the portfolios of investments, of the eight series of First Investors Multi-State Insured Tax Free Fund listed above as of December 31, 1995, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and financial highlights for the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the eight series of First Investors Multi-State Insured Tax Free Fund listed above as of December 31, 1995, and the results of their operations, changes in their net assets and the financial highlights for the periods indicated thereon, in conformity with generally accepted accounting principles.
Tait, Weller & Baker
Philadelphia, Pennsylvania
January 31, 1996




First Investors Multi-State Insured Tax Free Fund

TRUSTEES
James J. Coy
Roger L. Grayson
Glenn O. Head
Kathryn S. Head
Rex R. Reed
Herbert Rubinstein
James M. Srygley
John T. Sullivan
Robert F. Wentworth

OFFICERS
Glenn O. Head
President
Clark D. Wagner
Vice President
Concetta Durso
Vice President and Secretary
Joseph I. Benedek
Treasurer
Carol Lerner Brown
Assistant Secretary

SHAREHOLDER INFORMATION

INVESTMENT ADVISER
First Investors
Management Company, Inc.
95 Wall Street
New York, NY 10005

UNDERWRITER
First Investors Corporation
95 Wall Street
New York, NY 10005

CUSTODIAN
The Bank of New York
48 Wall Street
New York, NY 10286

TRANSFER AGENT
Administrative Data
Management Corp.
581 Main Street
Woodbridge, NJ 07095-1198

LEGAL COUNSEL
Kirkpatrick & Lockhart LLP
1800 Massachusetts Avenue, N.W.
Washington, DC 20036

AUDITORS
Tait, Weller & Baker
Two Penn Center Plaza
Philadelphia, PA 19102

It is the Fund's practice to mail only one copy of its annual and semi-annual reports to any address at which more than one shareholder with the same last name has indicated that mail is to be delivered. Additional copies of the reports will be mailed if requested by any shareholder in writing or by calling 800-423-4026. The Fund will ensure that separate reports are sent to any shareholder who subsequently changes his or her mailing address.

This report is authorized for distribution only to existing shareholders, and, if given to prospective shareholders, must be accompanied or preceded by the Fund's prospectus.

First Investors
Multi-State Insured
Tax Free Fund

Arizona Series
California Series
Colorado Series
Michigan Series
Minnesota Series
Missouri Series
Ohio Series
Oregon Series

ANNUAL
REPORT
DECEMBER 31, 1995


Vertically reading from bottom to top in the center of the page the words "FIRST INVESTORS" appear.

The following language appears to the left of the above language:

The words "BULK RATE U.S. POSTAGE PAID PERMIT NO.1796" in a box to the right of a circle containing the words "MAILED FROM
ZIP CODE 17604" appears on the righthand side.

The following language appears to the lefthand side:


FIRST INVESTORS MULTI-STATE INSURED TAX FREE FUND
95 WALL STREET
NEW YORK, NY 10005

First Investors logo
A MEMBER OF THE
FIRST INVESTORS
FINANCIAL NETWORK

FIMS-149